Semi-Annual Report to Shareholders


                        SAND HILL PORTFOLI MANAGER FUND




                                  A Series of
                             The World Funds, Inc.
                         a "Series" Investment Company



                               For the Period Ended
                                February 28, 2002

                        SAND HILL PORTFOLIO MANAGER FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                February 28, 2002
                                   (Unaudited)
Number
of                                                                      Market
Shares            Security Description                                  Value
------            ---------------------                                 -------

                  COMMON STOCK:                      74.84%

                  CONSUMER DISCRETIONARY:            17.36%
 22,000           AOL Time Warner*                                     $545,600
  6,500           BJ Wholesale Club*                                    267,475
  3,600           Johnson Controls, Inc.                                319,536
 11,800           Leggett & Platt, Inc.                                 302,670
 17,000           Mattel*                                               322,150
 12,000           McDonald's Corp.                                      313,200
  5,200           McGraw-Hill Cos                                       342,160
  4,000           Omnicom Group                                         374,160
  6,200           Target Corp.                                          259,780
                                                                      ---------
                                                                      3,046,731
                                                                      ---------
                  CONSUMER STAPLES:                   6.87%
  6,100           Pepsico Inc.                                          308,050
  3,700           Procter and Gamble Co.                                313,723
 13,600           Safeway, Inc.*                                        584,528
                                                                      ---------
                                                                      1,206,301
                                                                      ---------
                  ENERGY:                             5.34%
 13,300           BP p.l.c. ADR                                         659,015
  3,300           ChevronTexaco Corp.                                   278,652
                                                                      ---------
                                                                        937,667
                                                                      ---------

                  FINANCIALS:                        14.92%
  7,500           American Express                                      273,375
  4,000           American International Group                          295,880
 13,600           Citigroup                                             615,400
 10,000           Equity Property Trust                                 269,500
 10,250           MBIA Inc.                                             599,113
  5,200           Morgan Stanley                                        255,424
  6,600           Wells Fargo & Co.                                     309,540
                                                                      ---------
                                                                      2,618,232
                                                                      ---------
                  HEALTHCARE:                        10.35%
  5,800           Amgen Inc.*                                           336,284
  5,500           Johnson & Johnson                                     334,950
  5,000           Merck*                                                306,650
 14,600           Pfizer, Inc.                                          598,016
  6,950           Schering-Plough Corp.                                 239,705
                                                                      ---------
                                                                      1,815,605
                                                                      ---------
                  INDUSTRIALS:                        3.90%
  8,900           Dover Corp.                                           352,173
  5,650           United Parcel Service                                 333,011
                                                                      ---------
                                                                        685,184
                                                                      ---------
                  INFORMATION TECHNOLOGY:            13.24%
  8,400           Checkpoint Software*                                  234,528
 19,000           Cisco*                                                271,130
 10,500           Dell Computer*                                        259,245
 21,000           EMC Corp.*                                            228,900
 11,000           Intel Corp.                                           314,380
  5,600           Microsoft Corp.*                                      326,704
 21,000           Oracle Corporation*                                   349,020
 11,000           Sungard Data Systems                                  339,570
                                                                      ---------
                                                                      2,323,477
                                                                      ---------
                  MATERIALS:                          1.14%
 12,000           Symyx Technologies*                                   200,400
                                                                      ---------

                  TELECOMMUNICATIONS:                 1.71%
  7,932           SBC Communications                                    300,147
                                                                      ---------

                  TOTAL COMMON STOCKS:
                  (Cost: $11,461,346)                                13,133,744
                                                                     ----------

Principal
Amount            FIXED INCOME SECURITIES:           14.29%
200,000           U.S. Treasury Note
                        maturity date 11/15/05; 5.875%                  213,570
380,000           Federal National Mortgage Association
                        maturity date 03/05/07; 6.66%                   411,260
400,000           Federal Home Loan Bank
                        maturity date 09/02/08; 5.8%                    413,660
200,000           Federal Home Loan Bank
                        maturity date 08/11/09; 6.8%                    210,853
400,000           Federal Home Loan Bank
                  maturity date 01/28/10; 7.57%                         434,810
400,000           General Electric Cap Corp
                        maturity date 02/22/11; 6.125%                  408,991
400,000           Federal National Mortgage Association
                        maturity date 05/15/11; 6.0%                    413,857
                                                                      ---------

                  TOTAL FIXED INCOME SECURITIES:                      2,507,001
                   (Cost: $2,385,056)                                 ---------


                  TOTAL INVESTMENTS:
                  (Cost: $13,846,402)                    89.13%      15,640,745
                  Other assets, net                      10.87%       1,908,470
                                                        -------     -----------
                  NET ASSETS                            100.00%     $17,549,215
                                                        =======     ===========

*  Non-income producing
**Cost for Federal income tax purposes is $13,846,402 and net unrealized appreciation consists of:

                  Gross unrealized appreciation       $2,653,749
                  Gross unrealized depreciation         (859,406)
                                                       ----------
                  Net unrealized appreciation         $1,794,343
                                                       ==========

ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts

See Notes to Financial Statements

SAND HILL PORTFOLIO MANAGER FUND
STATEMENT OF ASSETS AND LIABILITIES

February 28, 2002 (Unaudited)
-------------------------------------------------------------------------------

ASSETS
         Investments at value (identified cost of $13,846,402)
        (Notes 1 & 3)                                               $15,640,745
         Cash                                                         2,056,591
         Receivables:
               Dividends                                 $15,960
               Interest                                   38,243
               Capital stock sold                         72,838
                                                         -------
                                                                        127,041
         Prepaid expenses                                                18,643
                                                                     ----------
                 TOTAL ASSETS                                        17,843,020
                                                                     ----------

LIABILITIES
         Securities purchased                                           272,401
         Investment advisory fees                                        13,503
         Accrued expenses                                                 7,901
                                                                     ----------
               TOTAL LIABILITIES                                        293,805
                                                                     ----------

NET ASSETS                                                          $17,549,215
                                                                    ===========
         NET ASSET VALUE, OFFERING AND REDEMPTION
           PRICE PER SHARE ($17,549,215 / 1,236,269 shares
               outstanding)                                              $14.20
                                                                        =======
         At February 28, 2002, there were 50,000,000 shares of $.01 par value stock authorized and components of net assets are:
         Paid in capital                                             16,909,845
            Undistributed net investment income                          (4,852)
            Accumulated net realized loss on investments             (1,150,121)
            Net unrealized appreciation of investments                1,794,343
                                                                    -----------
            Net Assets                                              $17,549,215
                                                                    ===========


         See Notes to Financial Statements

SAND HILL PORTFOLIO MANAGER FUND
STATEMENT OF OPERATIONS

SIX MONTHS  ENDED FEBRUARY 28, 2002 (Unaudited)
-------------------------------------------------------------------------------

INVESTMENT INCOME
      Interest                                         $73,210
      Dividend                                          92,052
                                                       -------
        Total income                                                   $165,262
                                                                       --------
EXPENSES
      Investment advisory fees (Note 2)                90,111
      Custody fees and accounting fees (Note 3)        17,087
      Recordkeeping and administrative services
       (Note 2)                                        18,022
      Legal and audit fees                              7,814
      Transfer agent fees (Note 2)                     16,831
      Shareholder servicing and reports (Note 2)       11,725
      Registration fees                                 4,872
      Miscellaneous                                     4,749
                                                      -------
        Net expenses                                                    171,211
                                                                        -------
      Net investment loss                                                (5,949)
                                                                        -------
REALIZED AND UNREALIZED LOSS ON
   INVESTMENTS:
   Net realized loss on investments                                    (583,850)
   Net increase in unrealized appreciation on investments               169,115
                                                                       --------
   Net loss on investments                                             (414,735)
                                                                       --------
   Net decrease in net assets resulting from operations               $(420,684)
                                                                      =========


See Notes to Financial Statements

SAND HILL PORTFOLIO MANAGER FUND
STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------
                                    Six months ended
                                    February 28, 2002           Year ended
                                       (Unaudited)             August 31, 2001
                                    ------------------        -----------------
OPERATIONS
   Net investment loss                      $(5,949)                 $35,936
   Net realized loss on investments        (583,850)                (489,599)
   Change in unrealized appreciation
     of investments                         169,115               (5,425,412)
                                           --------               -----------
   Net increase (decrease) in net
     assets resulting from
     operations                            (420,684)              (5,879,075)
DISTRIBUTION TO SHAREHOLDERS FROM
  Net investment income ($.03 and $.03
     per share, respectively)               (35,980)                 (34,611)
CAPITAL SHARE TRANSACTIONS
   Net increase (decrease) in net
     assets resulting from capital
     share transactions*                 (1,043,989)               1,989,391
                                         -----------              -----------
   Net decrease in net assets            (1,500,653)              (3,924,295)
   Net assets at beginning of year       19,049,868               22,974,163
                                         -----------              -----------
NET ASSETS at the end of the year
 (including undistributed net
  investment income of $-- and
  $37,078, respectively)                 17,549,215              $19,049,868
                                         ==========              ============

* A summary of capital share transactions follows:

                             Six months ended
                             February 28, 2002          Year ended
                             (Unaudited)                August 31, 2001
                            -------------------     ---------------------
                             Shares      Value        Shares      Value
                            -------------------     ----------------------
Shares sold                  105,177  $1,508,415    224,773      $3,666,400
Shares reinvested from
   distributions               2,372      34,422      1,864          33,370
Shares redeemed             (185,783) (2,586,826)  (105,467)     (1,710,379)
                            ---------------------   ------------------------
Net increase                 (78,234)$(1,043,989)   121,170      $1,989,391
                            ---------------------   ------------------------

See Notes to Financial Statements

SAND HILL PORTFOLIO MANAGER FUND
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-------------------------------------------------------------------------------

                 Six Months ended                                            Years ended
                 February 28, 2002 Years ended August 31    Period ended     December 31,
                                   ----------------------                    -----------
                     (Unaudited)   2001     2000     1999  August 31,1998**  1997     1996
                 ---------------- ------- -------- ------- ---------------  ------  -------

Per Share Operating
 Performance
Net asset value,
 beginning of period    $14.49     $19.25   $15.73   $13.59      $14.57     $12.79   $11.11
Income from investment  ------     ------   ------   ------      ------     ------   ------
  operations-
 Net investment income
     (loss)              (0.005)     0.03     0.08     0.02        0.06       0.09     0.14
   Net realized and
    unrealized gain
    (loss) on
    investments         $(0.26)     (4.76)    3.72     3.04       (1.04)      2.20     2.02
   Total from investment ------     ------   ------   -------    --------    ------   ------
    operations           (0.26)     (4.73)    3.80     3.06       (0.98)      2.29     2.16
Less distributions-      ------     ------   ------   -------    --------    ------   ------
   Distributions from
    net investment
    income               (0.03)     (0.03)   (0.05)   (0.07)        -        (0.08)   (0.15)
   Distributions from
    realized gains on
    investments            -           -     (0.23)   (0.85)        -        (0.43)   (0.33)
                         ------     ------   ------   ------      ------     ------   ------
   Total distributions   (0.03)     (0.03)   (0.28)   (0.92)        -        (0.51)   (0.48)
Net asset value, end     ------     ------   ------   ------      ------     ------   ------
    of period           $14.20     $14.49   $19.25   $15.73       $13.59    $14.57   $12.79
                        =======    =======  =======  =======      =======   ======   =======
Total Return             (1.83%)   (24.61%)  24.24%   23.22%       (6.73%)   17.87%   19.57%
Ratios/Supplemental Data=======    =======  =======  =======      =======   ======   =======
  Net assets, end of
  period (000's)        $17,549   $19,050   $22,974  $14,190      $10,370   $10,566  $6,459
Ratio to average net
  assets -(A)
  Expenses (B)           1.90%*     1.85%     1.84%    2.05%        2.08%*    2.08%    2.50%
  Expense ratio -
    net (C)              1.90%*     1.83%     1.84%    1.90%        1.86%*    1.90%    2.00%
Net investment income
  (loss)                (0.07%)*    0.17%     0.34%    0.19%        0.62%*    0.71%    1.29%
Portfolio turnover
   rate                 19.40%     46.57%    45.85%   39.17%       30.19%    16.48%   32.97%

* Annualized
** The Fund changed its year end from December 31st to August 31st.
     This represents the period from January 1, 1998 to August 31, 1998.


(A) Management fee waivers reduced the expense ratios and increased the net investment income ratio by .64% in 1996.

(B) Expense ratios have been increased to include custodian fees which were offset by custodian credits.

(C) Expense ratio - net reflects the effect of the custodian fee credits the fund received.

See Notes to Financial Statements

SAND HILL PORTFOLIO MANAGER FUND
NOTES TO THE FINANCIAL STATEMENTS

February 28, 2002 (Unaudited)
------------------------------------------------------------------------------
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     The Sand Hill Portfolio Manager Fund (the "Fund") is a series of The World Funds, Inc. ("TWF") which is registered under The Investment Company Act of 1940, as amended, as a diversified open-end management company. The Fund was established in January 2, 1995 as a series of TWF which has allocated to the Fund 50,000,000 shares of its 750,000,000 shares of $.01 par value common stock. The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

     The investment objective of the Fund is to maximize total return by investing in equity securities, debt securities and short-term investments.

     A. Security Valuation. Investments in securities traded on a national securities exchange or included in the NASDAQ National Market System are valued at the last reported sales price; other securities traded in the over-the-counter market and listed securities for which no sale is reported on that date are valued at the last reported bid price. Short-term investments (securities with a remaining maturity of sixty days or less) are valued at cost which, when combined with accrued interest, approximates market value.

     B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund has a capital loss carryforward of $412,852 available to offset future capital gains, if any, which expire in 2008 and 2009.

     C. Security Transactions and Income. As is common in the industry, security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

     D. Accounting Estimates. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2 - INVESTMENT MANAGEMENT AND DISTRIBUTION AGREEMENTS

     Pursuant to an Investment Advisory Agreement, the Advisor, Sand Hill Advisors ("SHA") provides investment services for an annual fee of 1.0% of the first $100 million of average daily net assets and .75% on average daily net assets over $100 million.

     As provided in the Administrative Agreement, the Fund reimbursed Commonwealth Shareholder Services, Inc. ("CSS"), its Administrative Agent,
$45,831 for providing shareholder services, recordkeeping, administrative services and blue-sky filings. The Fund compensates CSS for blue-sky filings and certain shareholder servicing on an hourly rate basis. For other administrative services, CSS receives .20% of average daily net assets.

     Fund Services, Inc. ("FSI") is the Fund's Transfer and Dividend Disbursing Agent. FSI received $21,839 for its services for the year ended August 31, 2001.

     Certain officers and/or directors of the Fund are also officers and/or directors of CSS and FSI.

NOTE 3 - INVESTMENTS

     The cost of purchases and proceeds from sales of securities other than short-term notes for the six months ended February 28, 2002, were $3,179,765 and $4,843,429, respectively.


NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

     Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily result from different treatments of equalization and post-October capital losses.

     The tax character of distributions paid during the six months ended 2002 and the year ended 2001 was as follows:

         Distributions paid from:             2002              2001
                                              ----              ----
         Ordinary income                     $35,980          $34,611

         As of February 28, 2002, the components of distributable earnings on a tax basis were as follows:

         Capital loss carryforward          $  (412,852)
         Unrealized appreciation              1,794,343
                                              ---------
                                             $1,381,491
                                             ==========

Investment Adviser:

        Sand Hill Advisers, Inc.
                3000 Sand Hill Road
                Building Three, Suite 150
                Melno Park, California 94025-7111

Distributor:

        First Dominion Capital Corporation
                1500 Forest Avenue
                Suite 223
                Richmond, Virginia 23229

Independent Auditors:

        Tait, Weller and Baker
                Eight Penn Center Plaza
                Suite 800
                Philadelphia, Pennsylvania 19103

Transfer Agent:

For accout information, wire purchase or redemptions, call or write to Sand Hill's Transfer Agent:

        Fund Services, Inc.
                Post Office Box 26305
                Richmond, Virginia 23260
                (800) 628-4077 Toll Free

More Information:

        For 24 hours, 7 days a week price information, and for information on any series of The World Funds, Inc., investment plans, and other shareholder services, call Commonwealth Shareholder Services at
        (800) 527-9525 Toll Free.

                       Semi-Annual Report to Shareholders


                                CSI Equity Fund
                             CSI Fixed Income Fund


                             CSI Capital Management
                               Financial Advisors
                               Investment Counsel


                              For the Period Ended
                               February 28, 2002

                                CSI EQUITY FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                February 28, 2002
                                   (Unaudited)
Number                                                                  Market
of Shares                  Description                                  Value
----------            --------------------------                      ---------
                  COMMON STOCKS:                     97.09%

                  BANKING:                            6.47%
 42,933           Citigroup, Inc.                                    $1,942,718
 24,600           Deutsche Bank ADR*                                  1,447,464
 31,000           HSBC Holdings ADR                                   1,737,860
 60,800           Ing Groep N.V. ADR                                  1,445,216
                                                                     ----------
                                                                      6,573,258
                                                                     ----------
                  BEVERAGES:                         5.14%
 54,525           Heineken N.V. ADR                                   2,220,880
 59,400           Pepsico Inc.                                        2,999,700
                                                                     ----------
                                                                      5,220,580
                                                                     ----------
                  COMPUTER AND PERIPHERALS:         1.56%
 74,400           Cisco Systems, Inc.*                                1,061,688
 48,200           EMC Corp*                                             525,380
                                                                      ---------
                                                                      1,587,068
                                                                      ---------
                  COMPUTER SOFTWARE/SERVICES:       7.15%
 52,300           Automatic Data Processing, Inc.                     2,756,733
 53,600           Microsoft Corp.*                                    3,127,024
 82,600           ORACLE Corporation*                                 1,372,812
                                                                      ---------
                                                                      7,256,569
                                                                      ---------

                  DRUG AND MEDICAL:                11.15%
 57,800           Abbott Laboratories                                 3,268,590
 22,779           Aventis Spons. ADR                                  1,689,063
 57,800           Johnson & Johnson                                   3,520,020
 71,225           Pfizer Inc.                                         2,917,376
 26,800           Pharmacia Corp.                                     1,100,140
 60,600           Schering-Plough Corp.                               2,090,094
                                                                     ----------
                                                                     11,316,693
                                                                     ----------
                  ELECTRONICS/EQUIPMENT:            6.18%
 50,600           Emerson Electric Co.                                2,914,054
 46,000           Nokia Corp. ADR                                       955,420
 33,000           United Technologies                                 2,407,350
                                                                      ---------
                                                                      6,276,824
                                                                      ---------
                  FOOD:                             7.13%
 67,300           Diageo PLC ADR                                      3,249,917
 78,700           Groupe Danone ADR                                   1,795,147
 39,800           Nestle S.A. ADR                                     2,197,943
                                                                      7,243,007

                  HOUSEHOLD:                       10.32%
 89,100           Gillette                                            3,046,329
 56,800           Kimberly-Clark Corp.                                3,555,680
 45,700           Proctor & Gamble                                    3,874,903
                                                                     ----------
                                                                     10,476,912
                                                                     ----------
                  INSURANCE:                        1.25%
 69,000           AXA ADR                                             1,272,360
                                                                     ----------
                  MANUFACTURING:                    4.21%
 56,400           Corning, Inc.                                         379,572
 33,000           Minnesota Mining and Manufacturing Co.              3,891,690
                                                                     ----------
                                                                      4,271,262
                                                                     ----------
                  MULITMEDIA:                       0.87%
 38,600           Disney Walt Co.                                       887,800
                                                                     ----------
                  OIL:                              8.09%
 47,300           Philips Petroleum                                   2,795,903
 40,900           Schlumberger Ltd.                                   2,380,789
 41,300           Total Fina ADR                                      3,037,615
                                                                     ----------
                                                                      8,214,307
                                                                     ----------
                  RETAIL:                           11.25%
 66,200           Borders Group Inc.                                  1,416,018
 81,900           Costco Wholesale*                                   3,379,194
 63,000           CVS Corp.                                           1,721,160
 45,300           Home Depot Inc.                                     2,265,000
119,100           Kroger Co.*                                         2,638,065
                                                                     ----------
                                                                     11,419,437
                                                                     ----------
                  SEMI-CONDUCTORS:                   2.89%
 65,700           Intel Corp.                                         1,877,706
 36,000           STMicroelectronics                                  1,060,560
                                                                     ----------
                                                                      2,938,266
                                                                     ----------
                  TELECOMMUNICATIONS:                1.12%
 50,000           Tellabs Inc.*                                         513,000
 32,650           Vodafone Airtouch Communications                      620,350
                                                                      ---------
                                                                      1,133,350
                                                                      ---------
                  TRANSPORTATION:                    7.08%
 71,400           Fedex Corporation*                                  4,131,204
 50,400           Union Pacific Corp.                                 3,057,768
                                                                      ---------
                                                                      7,188,972
                                                                      ---------
                  UTILITIES:                         5.22%
 40,000           FPL Group                                           2,124,400
 62,400           TXU Corp.                                           3,174,288
                                                                      ---------
                                                                      5,298,688
                                                                      ---------
                  TOTAL INVESTMENTS:
                  (Cost: $92,625,752)**              97.09%          98,575,353
                  Other assets, net                   2.91%           2,954,151
                                                    -------        ------------
                  NET ASSETS                        100.00%        $101,529,504
                                                    =======        ============
*   Non-income producing
**Cost for Federal income tax purposes is $92,625,752 and net unrealized appreciation consists of:

                  Gross unrealized appreciation       $17,894,767
                  Gross unrealized depreciation        (8,676,576)
                                                      ------------
                  Net unrealized appreciation          $9,218,191
                                                      ============
ADR- Security represented is held by the custodian bank in the form of American Depositary Receipts.

See Notes to Financial Statements

CSI EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES

February 28, 2002 (Unaudited)
-------------------------------------------------------------------------------

ASSETS
Investments at value (identified cost
  of $92,625,752) (Notes 1 & 3)                                    $101,843,943

Cash & cash equivalents                                               1,235,507

   Receivables:
      Dividend                                    $113,163
      Capital stock sold                         1,645,217
                                                 ---------
                                                                      1,758,380
Deferred organization cost (Note 1)                                       6,950
Other assets                                                             47,333
                                                                    -----------
      TOTAL ASSETS                                                  104,892,113
                                                                    -----------

LIABILITIES
Investment advisory fees                                                 78,924
Accrued expenses                                                         15,095
                                                                      ---------
      TOTAL LIABILITIES                                                  94,019
                                                                      ---------
NET ASSETS                                                         $104,798,094
                                                                   ============
Investor Class Shares
       NET ASSETS                                                   $92,097,309
                                                                   ============
   NET ASSET VALUE AND REDEMPTION
    PRICE PER SHARE ($92,097,309/ 6,634,650
       shares outstanding)                                               $13.88
                                                                       ========
   MAXIMUM OFFERING PRICE PER SHARE
    ($13.88 X 100/94.25 )                                                $14.73
                                                                       ========

Institutional Class Shares
     NET ASSETS                                                     $12,700,785
                                                                    ===========
     NET ASSET VALUE, OFFERING AND REDEMPTION
       PRICE PER SHARE ($12,700,785 / 915,286
       shares outstanding)                                               $13.88
                                                                       ========

At February 28, 2002 there were 50,000,000 shares of $.01 par value stock authorized and components of net assets are:
Paid in capital                                                    $105,522,517
Accumulated net investment loss                                         (76,291)
Accumulated net realized loss on investments                         (9,866,323)
Net unrealized appreciation of investments                            9,218,191
                                                                   ------------
Net assets                                                         $104,798,094
                                                                   ============
See Notes to Financial Statements

CSI EQUITY FUND
STATEMENT OF OPERATIONS

For the Six Months Ended February 28, 2002 (Unaudited)
------------------------------------------------------------------------------
INVESTMENT INCOME
      Dividend                                       $595,259
      Interest                                         17,043
                                                     --------
      Total income                                                    $612,302
                                                                      ---------
EXPENSES
      Investment management fees (Note 2)             505,364
      Recordkeeping and administrative services
        (Note 2)                                       87,567
      Custodian and accounting fees                    29,978
      Legal and audit fees                             36,401
      Transfer agent fees (Note 2)                     33,861
      Registration fees                                26,087
      Shareholder servicing and reports (Note 2)       24,203
      Organization expense amortization                 5,245
      Insurance                                        16,168
      Miscellaneous                                     6,245
                                                     --------
      Custody credits (Note 3)
         Net expenses                                                   771,119
                                                                       --------
      Net investment loss                                              (158,817)
                                                                       --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized loss on investments                                  (2,895,556)
   Net increase in unrealized appreciation on investments             4,269,468
                                                                     ----------
   Net gain on investments                                            1,373,912
                                                                     ----------
   Net increase in net assets resulting from operations              $1,215,095
                                                                     ==========


See Notes to Financial Statements

CSI EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------
                                      Six months ended
                                      February 28, 2002             Year ended
                                      (Unaudited)               August 31, 2001
                                     ------------------       -----------------

OPERATIONS
   Net investment income (loss)           $(158,817)              $71,948
   Net realized loss on investments      (2,895,556)           (6,970,767)
   Change in net unrealized
     appreciation (depreciation)
     of investments                       4,269,468           (18,070,472)
   Net increase (decrease) in net        -----------          ------------
     assets resulting from
     operations                           1,215,095           (24,969,291)
DISTRIBUTION TO SHAREHOLDERS FROM
   Capital gains ($0.-- and  $1.31
     per share, respectively)
     - Investor Class                         -                (9,133,054)
   Capital gains ($0.-- and  $0.71 per
     share, respectively)
     - Institutional Class                    -                  (237,457)
CAPITAL SHARE TRANSACTIONS
   Net increase (decrease) in net
     assets resulting from capital
     share transactions**
     - Investor Class                   (13,219,884)           24,514,637
   Net increase in net assets
     resulting from capital
     share transactions**
     - Institutional Class                5,921,852             7,033,343
                                         -----------           -----------
   Net decrease in net assets            (6,082,937)           (2,791,822)
   Net assets at beginning of
     period                             110,881,031           113,672,853
                                       -------------          ------------
NET ASSETS at the end of period        $104,798,094          $110,881,031
                                       =============          ===========

** A summary of capital share transactions follows:

                             Six months ended
Investor Class Shares        February 28, 2002                  Year ended
                             (Unaudited)                      August 31, 2001
                             -----------------             -------------------
                             Shares         Value         Shares         Value
                           ---------    ---------      ----------    ----------
Shares sold                  196,030   $2,643,735       2,377,484   $38,187,402
Shares reinvested from
   distributions               -             -            600,707     9,031,367
Shares redeemed           (1,216,762) (15,863,619)     (1,509,234)  (22,704,132)
                          ----------- ------------     -----------  -----------
Net increase (decrease)   (1,020,732)$(13,219,884)      1,468,957   $24,514,637
                          =========== ============     ===========  ===========
Six months ended
Institutional Class Shares   February 28, 2002                For period ended
                             (Unaudited)                      August 31, 2001*
                             -----------------              ------------------
                            Shares        Value          Shares         Value
                           ---------   ---------       ---------   ----------
Shares sold                 468,016   $6,421,441        467,324    $6,789,990
Shares reinvested from
   distributions               -           -             17,059       243,353
Shares redeemed             (37,113)   (499,589)           -             -
                            --------   ---------        -------     ---------
Net increase                430,903  $5,921,852         484,383    $7,033,343
                            ========  ==========        ========   ===========

CSI EQUITY FUND
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-------------------------------------------------------------------------------

                            Investor Class Share                               Institutional Class
                            --------------------                              ---------------------
                            Six months ended                                   Six months ended
                            2/28/2002         Years ended 8/31, Period ended   2/28/2002  Period ended
                            (Unaudited)       2001  2000  1999   8/31/1998*    (Unaudited) 8/31/2001*
                            ----------        ----  ----  ----   ---------     ----------  ---------
Per Share Operating Performance
Net asset value, beginning of
   period                          $13.62  $18.37  $13.36 $9.88    $10.00                    $14.95
Income from investment operations- ------  ------  ------ -----   -------       --------    --------
   Net investment income (loss)     (0.02)   0.01   (0.02)(0.02)     0.02                       -
   Net realized and unrealized gain
    (loss) on investments            0.28   (3.45)   5.03  3.52     (0.14)                    (0.62)
                                   ------  -------  ------ -----   -------      --------    --------
   Total from investment operations  0.26   (3.44)   5.01  3.50     (0.12)                    (0.62)
                                   ------  -------  ------ -----   -------      --------    --------
Less distributions-
   Distributions from net
     investment income                -       -       -   (0.02)      -                         -
   Distributions from capital gains   -     (1.31)    -     -         -                       (0.71)
                                   ------   ------  ----- ------   ------       --------     -------
   Total distributions                -     (1.31)    -   (0.02)      -                       (0.71)
                                   ------   ------  ----- ------   ------       --------     -------
Net asset value, end of period     $13.88  $13.62  $18.37 $13.36    $9.88                    $13.62
                                   ======= ======= ====== ======   =======      ========    ========

Total Return                         1.89% (19.32%) 37.50% 35.21%   (1.20%)                   (4.26%)
Ratios/Supplemental Data           ======= ======= ======= ======  =======      ========    ========
   Net assets, end of period
    (000's)                       $92,097 $104,283 $113,673 $52,924 $26,576                   $6,598
Ratio to average net assets-
   Expenses (A)                     1.53%**  1.45%  1.44% 1.50%      1.50%**       **         1.45%**
   Expense Ratio - net (B)          1.53%**  1.44%  1.44% 1.50%      1.49%**       **         1.44%**
   Net investment income
    (loss)                         (0.31%)** 0.06% (0.14%)(0.15%)    0.42%**       **         0.01%**
Portfolio turnover rate             4.55%   17.16% 22.69% 12.91%     8.16%                   17.16%

* Commencement of operations of Investor Class Shares was October 14, 1997; Commencement of operations of Institutional Class Shares was June 28, 2001
**    Annualized

(A) Expense ratio has been increased to include custodian fees which were offset by custodian credits.
(B) Expense ratio - net reflects the effect of the custodian fee credits the Fund.


See Notes to Financial Statements

CSI EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS

February 28, 2002 (Unaudited)
-------------------------------------------------------------------------------

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

     The CSI Equity Fund (the "Fund") is a series of The World Funds, Inc. ("TWF") which is registered under The Investment Company Act of 1940, as amended, as a diversified open-end management company. The Fund was established in July 1997 as a series of TWF which has allocated to the Fund 50,000,000 of its 750,000,000 shares of $.01 par value common stock.

     The objective of the Fund is to seek to achieve growth of capital by investing in a portfolio composed of common stocks and securities convertible into common stocks, such as, warrants, convertible bonds, debentures or convertible preferred stock. In seeking to meet its objective, the Fund will invest on a global basis.

     The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

     A. Security Valuation. Investments traded on stock exchanges are valued at the last quoted sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Fund's Board of Directors. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Temporary investments in U.S. dollar denominated short-term investments are valued at amortized cost, which approximates market. Portfolio securities which are primarily traded on foreign exchanges are generally valued at the closing price on the exchange on which they are traded, and those values are then translated into U.S. dollars at the current exchange rate.

     B. Deferred Organization Costs. Costs incurred by the Fund in connection with its organization, registration and initial public offering of shares have been deferred and are being amortized on a straight-line basis over a period of five years. If any of the original shares of the Fund are redeemed by any holder thereof prior to the end of the amortization period, the redemption proceeds will be reduced by the redeeming shareholder's pro rata share of the unamortized costs as of the date of redemption.

     C. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund has a capital loss carryforward of $5,571,878 available to offset future capital gains, if any, which expires in 2009.

     D. Security Transactions and Income. Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a first-in, first-out basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

     E. Use of Estimates. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2-INVESTMENT MANAGEMENT AND DISTRIBUTION AGREEMENTS AND OTHER

     Pursuant to an Investment Advisory Agreement, the Advisor, CSI Capital Management, Inc. ("CSI") provides investment services for an annual fee of 1.00% of average daily net assets of the Fund.

     As provided in the Administrative Agreement, the Fund reimbursed Commonwealth Shareholder Services, Inc. ("CSS"), its administrative agent, $89,667, for providing shareholder services, recordkeeping, administrative services and blue-sky filings. The Fund compensates CSS for blue-sky and certain shareholder servicing on an hourly rate basis. For other administrative services, CSS receives 0.20% of average daily net assets of the Fund on the first $50 million, 0.15% per annum of the average daily net assets from $50 million to $100 million, and 0.10% per annum of the average daily net assets over $100 million, with a minimum fee of $15,000.

     Fund Services, Inc. ("FSI") is the Fund's Transfer and Dividend Disbursing Agent. FSI received $29,720, for its services for the six months ended February 28, 2002.

     Certain officers and/or directors of the Fund are also officers and/or directors of CSI, CSS, and FSI.



NOTE 3-INVESTMENTS

     The cost of purchases and the proceeds from sales of securities other than short-term notes for the six months ended February 28, 2002, aggregated $4,565,603 and $11,965,151, respectively.


NOTE 4-DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

     Distribution from investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, net operating losses and post-October capital and currency losses.

     The tax character of distributions paid during the six months ended February 28, 2002 and the year ended August 31, 2001 was as follows:

                                    Six months ended            Year ended
                                    February 28, 2002          August 31, 2001
                                    -----------------          ---------------
         Distributions paid from:
         Short term capital gains   $       -                    $9,370,511

         As of February 28, 2002, the components of distributable earnings on a tax basis were as follows:

              Capital loss carryforward      $(5,571,878)
              Unrealized appreciation          9,218,181
                                               ---------
                                              $3,646,303
                                               =========

                              CSI FIXED INCOME FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                February 28, 2002
                                   (Unaudited)
Principal                                                                Market
Amount            Description                                            Value
------------     -------------------------------                       --------
                  U.S. GOVERNMENT SECURITIES:                   92.90%

                  MATURES IN OVER 10 YEARS:                     22.99%
 $3,500,000       U.S. Treasury Bond 7.25%; May 15, 2016             $4,108,944
  5,750,000       U.S. Treasury Bond 6.00%; February 15, 2026         6,026,719
  4,250,000       U.S. Treasury Bond 6.75%; August 15, 2026           4,876,875
  4,000,000       U.S. Treasury Bond 5.50%; August 15, 2028           3,944,064
  2,500,000       U.S. Treasury Bond 5.25%; February 15, 2029         2,382,520
                                                                     ----------
                                                                     21,339,122
                                                                     ----------
                  MATURES IN 6-10 YEARS:                       23.63%
  3,500,000       U.S. Treasury Note 6.125%; August 15, 2007          3,787,245
  4,000,000       U.S. Treasury Note 5.50%; February 15, 2008         4,207,500
  3,000,000       U.S. Treasury Note 5.625%; May 15, 2008             3,170,625
 10,000,000       U.S. Treasury Note 6.000%; August 15, 2009         10,767,190
                                                                     ----------
                                                                     21,932,560
                                                                     ----------

                  MATURES IN 0-5 YEARS:                        46.28%
  2,000,000       U.S. Treasury Note 6.375%; August 15, 2002          2,041,640
  3,000,000       U.S. Treasury Note 5.75%; October 31, 2002          3,075,468
  3,000,000       U.S. Treasury Note 6.25%; February 15, 2003         3,114,960
  2,000,000       U.S. Treasury Note 5.50%; May 31, 2003              2,076,328
 10,000,000       U.S. Treasury Note 5.25%; August 15, 2003          10,380,860
  2,000,000       U.S. Treasury Note 5.875%; February 15, 2004        2,108,984
  2,000,000       U.S. Treasury Note 5.25%; May 15, 2004              2,088,906
  3,500,000       U.S. Treasury Note 7.25%; August 15, 2004           3,824,023
  4,750,000       U.S. Treasury Note 6.50%; May 15, 2005              5,152,824
  2,000,000       U.S. Treasury Note 6.50%; August 15, 2005           2,174,532
  3,750,000       U.S. Treasury Note 5.875%; November 15, 2005        4,004,445
  2,750,000       U.S. Treasury Note 5.625%; February 15, 2006        2,914,142
                                                                     ----------
                                                                     42,957,112
                                                                     ----------
                  TOTAL U.S. GOVERNMENT SECURITIES:
                  (Cost: $83,639,440)*                      92.90%   86,228,794
                  Other assets, net                          7.10%    6,588,049
                                                           -------  -----------
                  NET ASSETS                               100.00%  $92,816,843
                                                           =======  ===========

* Cost for Federal income tax purposes is $83,639,440 and net unrealized appreciation consists of:
                  Gross unrealized appreciation        $2,940,403
                  Gross unrealized depreciation          (351,049)
                                                        ----------
                  Net unrealized appreciation          $2,589,354
                                                        ==========
See Notes to Financial Statements

CSI FIXED INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES

February 28, 2002 (Unaudited)
-------------------------------------------------------------------------------
ASSETS
         Investments at value (identified cost of $83,639,440)
         (Notes 1 & 3)                                              $86,228,794
         Cash & cash equivalents                                      3,141,924
         Receivables:
            Interest                                        $528,589
            Fund shares sold                               2,923,650
                                                           ---------
                                                                     3,452,239
         Deferred organization costs (Note 1)                            7,052
         Prepaid expenses                                               31,334
                                                                    ----------
               TOTAL ASSETS                                         92,861,343
                                                                    ----------

LIABILITIES
         Investment management fees                                     34,689
         Accrued expenses                                                9,704
                                                                       -------
               TOTAL LIABILITIES                                        44,393
                                                                       -------
NET ASSETS                                                         $92,816,950
                                                                   ===========
         NET ASSET VALUE, OFFERING AND REDEMPTION
            PRICE PER SHARE ($92,816,950 / 8,956,644
         shares outstanding)                                            $10.36
                                                                       =======
         At  February 28, 2002 there were 50,000,000 shares of
         $.01 par value stock authorized and components of net
         assets are:
            Paid in capital
            Undistributed net investment income                         19,053
            Accumulated net realized loss on investments                (2,747)
            Net unrealized appreciation of investments               2,589,354
                                                                   ------------
            Net Assets                                             $92,816,950
                                                                   ============

         See Notes to Financial Statements

CSI FIXED INCOME FUND
STATEMENT OF OPERATIONS

For the Six Months Ended February 28, 2002 (Unaudited)
-------------------------------------------------------------------------------

INVESTMENT INCOME
      Interest                                                       $2,201,422
                                                                    -----------
EXPENSES
      Investment management fees (Note 2)                    $457,736
      Recordkeeping and administrative services (Note 2)       81,013
      Custodian and accounting fees                            26,536
      Legal and audit fees                                     41,081
      Shareholder servicing and reports (Note 2)               10,917
      Registration fees                                        22,018
      Transfer agent fees (Note 2)                             25,789
      Organization expense amortization                         5,245
      Miscellaneous                                           12,978
                                                             --------
        Total expenses                                                  683,313
      Fee waivers (Note 2)                                             (228,868)
      Custody credits (Note 3)                                           (6,727)
                                                                      ---------
      Net expenses                                                      447,718
                                                                      ---------
      Net investment income                                           1,753,704
                                                                      ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
         Net realized gain (loss) on investment                             -
      Net increase in unrealized appreciation on investments           (250,311)
                                                                      ---------
   Net increase in net assets resulting from operations              $1,503,393
                                                                     ==========

See Notes to Financial Statements

CSI FIXED INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------
                                       Six months ended
                                       February 28, 2002    Year ended
                                       (Unaudited)          August 31, 2001
                                       -----------------   -----------------
OPERATIONS
   Net investment income                  $1,753,704       $3,264,514
   Net realized gain (loss) on investments    -                (2,747)
   Change in net unrealized appreciation
     of investments                         (250,311)        3,360,524
                                        --------------    -------------
   Net increase in net assets resulting
     from operations                       1,503,393         6,622,291

DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income ($0.20 and $0.44
     per share, respectively)             (1,734,651)       (3,219,425)

CAPITAL SHARE TRANSACTIONS
   Net increase in net assets resulting
     from capital share transactions*        814,346        24,160,494
                                          -----------     -------------
   Net increase in net assets                583,088        27,563,360
   Net assets at beginning of period      92,233,862        64,670,502
                                         ------------     -------------
NET ASSETS at the end of the period      $92,816,950       $92,233,862
                                         ============     =============

* A summary of capital share transactions follows:

                            Six months ended
                            February 28, 2002             Year ended
                            (Unaudited)                 August 31, 2001
                           ------------------          -----------------
                          Shares        Value         Shares             Value
                         ---------   ----------     ----------       ----------
Shares sold              2,871,649  $30,299,384     4,268,572       $43,418,918
Shares reinvested from
   distributions           158,950    1,647,658       308,451         3,129,852
Shares redeemed         (2,963,578) (31,132,696)   (2,208,510)      (22,388,276)
                        ----------- ------------   -----------      -----------
Net increase                67,021     $814,346     2,368,513       $24,160,494
                        ========== =============   ===========    =============

See Notes to Financial Statements

CSI FIXED INCOME FUND
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-------------------------------------------------------------------------------
                        Six months ended
                       February 28, 2002  Years ended August 31,  Period ended
                      ------------------  ---------------------
                          (Unaudited)    2001     2000     1999  August 31,1998*
                      -----------------  -----   ------  ------  --------------
Per Share Operating
  Performance
Net asset value,
 beginning of period        $10.38      $9.92   $9.75  $10.48       $10.00
                           --------    -------  ------ -------    --------
Income from investment
  operations-
   Net investment income      0.19       0.45    0.43    0.39         0.22
   Net realized and
    unrealized gain (loss)
    on investments           (0.01)      0.45    0.18   (0.51)        0.26
                           --------    -------  ------ -------     -------
 Total from investment
   operations                 0.18       0.90    0.61   (0.12)        0.48
                           --------    -------  ------ -------     -------
Less distributions-
   Distributions from net
    investment income        (0.20)     (0.44)  (0.44)  (0.61)          -
   Distributions from
    capital gains               -          -       -        -           -
                            -------    -------  ------ -------     -------
Total distributions          (0.20)     (0.44)  (0.44)  (0.61)          -
                            -------    -------  ------ -------     -------
Net asset value, end of
  period                     $10.36    $10.38   $9.92   $9.75       $10.48
                            =======   =======  =======  ======      =======
Total Return                  1.64%      9.29%   6.39%  (1.31%)       4.80%
                            =======   =======  =======  ======      =======
Ratios/Supplemental Data
  Net assets, end of
   period (000's)           $92,817   $92,234  $64,671  $48,605    $33,900
Ratio to average net
   assets - (A)
   Expenses (B)              0.99%**     0.98%   0.99%   1.00%        1.00%**
   Expense ratio- net (C)    0.98%**     0.97%   0.99%   1.00%        1.00%**
   Net investment
     income                  3.83%**     4.37%   4.43%   4.22%        4.34%**
Portfolio turnover rate      0.00%       1.67%  11.52%   1.38%        0.00%


* Commencement of operations January 27, 1998
** Annualized


(A) Management fee waivers reduced the expense ratios and increased the net investment income ratio by .50% for the six months ended February 28, 2002, the years ended August 31, 2001, August 31, 2000 and August 31, 1999, and for the period ended August 31, 1998.
(B) Expense ratios have been increased to include custodian fees which were offset by custodian credits and before management fee waivers.
(C) Expense ratio - net reflects the effect of the management fee waivers and the custodian fee credits the Fund received.

See Notes to Financial Statements

CSI FIXED INCOME FUND
NOTES TO THE FINANCIAL STATEMENTS

February 28, 2002 (Unaudited)
-------------------------------------------------------------------------------

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

     The CSI Fixed Income Fund (the "Fund") is a series of The World Funds, Inc. ("TWF") which is registered under The Investment Company Act of 1940, as amended, as a diversified open-end management company. The Fund was established in July 1997 as a series of TWF which has allocated to the Fund 50,000,000 of its 750,000,000 shares of $.01 par value common stock.

     The objective of the Fund is to seek current income by investing in debt securities. The Fund seeks to achieve its objective by investing in obligations issued or guaranteed by the U.S. Government, its agencies, authorities, and instrumentalities ("U.S. Government Securities"), municipal securities, corporate debt securities, zero coupon bonds, as well as obligations of governments, instrumentalities and corporations outside the U.S.

     The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

     A. Security Valuation. Money market investments with a remaining maturity of less than sixty days are valued using the amortized cost method; debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Fund, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques.

     B. Deferred Organization Costs. Costs incurred by the Fund in connection with its organization, registration and initial public offering of shares have been deferred and are being amortized on a straight-line basis over a period of five years. If any of the original shares of the Fund are redeemed by any holder thereof prior to the end of the amortization period, the redemption proceeds will be reduced by the redeeming shareholder's pro rata share of the unamortized costs as of the date of redemption.

     C. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund has $2,747 of capital loss carryforward available to offset future capital gains, if any, which expires in 2008.

     D. Security Transactions and Interest Income. Security transactions are accounted for on the trade date. The cost of securities sold is determined on a first-in, first-out basis. Interest income is recorded on the accrual basis. Bond discounts and premiums are accreted/amortized on the interest method.

     E. Use of Estimates. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2-INVESTMENT MANAGEMENT AND DISTRIBUTION AGREEMENTS AND OTHER

     Pursuant to an Investment Advisory Agreement, the Advisor, CSI Capital Management, Inc. ("CSI") provides investment services for an annual fee of 1.00% of average daily net assets of the Fund. CSI has voluntarily agreed to waive its fees and reimburse the Fund through December 31, 2002 for expenses in order to limit the operating expenses to 1.00% of average net assets. For the six months ended February 28, 2002, the advisor waived fees of $228,868.

     As provided in the Administrative Agreement, the Fund reimbursed Commonwealth Shareholder Services, Inc. ("CSS"), its administrative agent,
$82,926 for providing shareholder services, recordkeeping, administrative services and blue-sky filings. The Fund compensates CSS for blue-sky and certain shareholder servicing on an hourly rate basis. For other administrative services, CSS receives 0.20% of average daily net assets of the Fund on the first $50 million, 0.15% per annum of the average daily net assets from $50 million to $100 million, and 0.10% per annum of the average daily net assets over $100 million, with a minimum fee of $15,000.

     Fund Services, Inc. ("FSI") is the Fund's Transfer and Dividend Disbursing Agent. FSI received $22,589 for its services for the six months ended February 28, 2002.

     Certain officers and/or directors of the Fund are also officers and/or directors of CSI, CSS, and FSI.


NOTE 3-INVESTMENTS

     The cost of purchases and the proceeds from maturities of securities other than short-term notes aggregated $11,048,440 and $0, respectively.

     The custodian has provided credits in the amount of $6,727 against custodian and accounting charges based on credits on cash balances of the Fund.



NOTE 4-DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

     Distribution from investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to net operating losses and post-October capital losses.

     The tax character of distributions paid during the six months ended February 28, 2002 and the year ended August 31, 2001 was as follows:

                                      Six months ended    Year ended
                                      February 28, 2002   August 31, 2001
                                      -----------------   ----------------
         Distributions paid from:
         Ordinary income                 $1,734,651         $3,219,425


     As of February 28, 2002, the components of distributable earnings on a tax basis were as follows:

         Capital loss carryforward             $(2,747)
         Unrealized appreciation              2,589,354
                                              ---------
                                              2,586,607
                                              =========

Innvestment Adviser:
        CSI Capital Management, Inc.
        445 Bush Street, 5th Floor
        San Francisco, California 94108-3725

Distributor:
        First Dominion Capital Corp.
        1500 Forest Avenue
        Suite 223
        Richmond, Virginia 23229

Independent Auditors:
        Tait, Weller and Baker
        Eight Penn Center Plaza
        Suite 800
        Philadelphia, Pennsylvania 19103

Transfer Agent:
For account information, wire purchase or redemptions, call or write to CSI Equity Fund and CSI Fixed Income Funds' Transfer Agent:
        Fund Services, Inc.
        Post Office Box 26305
        Richmond, Virginia 23260
        (800) 628-4077 Toll Free

More Information:
        For 24 hour, 7 days a week price information, and for information on any series of The World Funds, Inc., investment plans, and other shareholder services, call Commonwealth Shareholder Services at
        (800) 527-9525 Toll Free.

                       Semi-Annual Report to Shareholders

                              The New Market Fund

                                  A series of
                             The World Funds, Inc.
                         A "Series" Investment Company

                              For the Period Ended
                               February 28, 2002

                              THE NEW MARKET FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                February 28, 2002
                                   (Unaudited)

Number of                                                               Market
Shares            Security Description                                  Value
---------         ----------------------                               --------
                  COMMON STOCK:                  98.17%

                  AEROSPACE/DEFENSE:               1.66%
  2,400           Honeywell International                              $91,488
                                                                       -------
                  CHEMICALS:                       0.78%
 37,400           Ethyl Corp.*                                          43,010
                                                                       -------
                  COMPUTERS:                       5.58%
  2,000           International Business Machines Corp.                196,240
  1,900           Microsoft Corp.*                                     110,846
                                                                       -------
                                                                       307,086
                                                                       -------

                  CONSUMER GOODS:                 11.04%
  8,900           Gillette Co.                                         304,291
  2,400           Nike Inc.                                            141,264
  3,200           Pepsico Inc.                                         161,600
                                                                       -------
                                                                       607,155
                                                                       -------
                  DIVERSIFIED:                    4.01%
  8,500           Tredegar Industries Inc.                             158,100
    200           Wesco Financial Corp.                                 62,200
                                                                       -------
                                                                       220,300
                                                                       --------
                  DRILLING:                       1.60%
  2,200           Atwood Oceanics Inc.*                                 87,890
                                                                       --------
                  ELECTRONICS:                    5.68%
  2,500           Emerson Electric                                     143,975
  5,900           Intel Corp.                                          168,622
                                                                       --------
                                                                       312,597
                                                                       --------
                  FINANCIALS:                    22.68%
  3,900           Ambac Financial Group                                241,995
  3,000           American Express Co.                                 109,350
  2,600           Capital One Financial Corp.                          128,102
  2,600           Federal Home Loan Mortgage Corp.                     165,724
  2,600           Markel Corp.*                                        517,400
  1,800           Wells Fargo Co.                                       84,420
                                                                     ----------
                                                                     1,246,991
                                                                     ----------
                  INSURANCE:                     23.38%
    522           Berkshire Hathaway Inc-Class B*                    1,023,350
    800           White Mountains Insurance*                           262,400
                                                                     ----------
                                                                     1,285,750
                                                                     ----------
                  MEDICAL:                       1.29%
  1,400           Bristol-Myers Squibb Co.                              65,800
    140           Zimmer Holdings Inc.*                                  5,006
                                                                       --------
                                                                        70,806
                                                                       --------
                  REIT:                          7.65%
  7,500           First Industrial Realty Trust                        240,375
 12,800           United Dominion Realty Trust                         180,480
                                                                       --------
                                                                       420,855
                                                                       --------
                  RETAIL:                       3.61%
 11,100           Circuit City Stores                                  198,468
                                                                       --------
                  TELECOMMUNICATIONS:           5.21%
  5,300           AOL Time Warner*                                     131,440
  3,000           AT&T                                                  46,620
    965           AT&T Wireless*                                         9,737
  7,700           Liberty Media Group "A"*                              98,560
                                                                       --------
                                                                       286,357
                                                                       --------
                  TRANSPORT SERVICES:          4.00%
  3,800           Fedex Corp.*                                         219,868
                                                                       --------

                        TOTAL INVESTMENTS:
                        (Cost: $4,804,112)**  98.16%                  5,398,621
                        Other assets, net      1.83%                    100,779
                                             -------                 ----------
                        NET ASSETS           100.00%                 $5,499,400
                                             =======                 ==========


*  Non-income producing
**Cost for Federal income tax purpose is $4,804,112 and net unrealized appreciation consists of:

                  Gross unrealized appreciation                        $998,624
                  Gross unrealized depreciation                        (404,115)
                                                                       --------
                  Net unrealized appreciation                          $594,509
                                                                       ========



See Notes to Financial Statements

THE NEW MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES

February 28, 2002 (Unaudited)
-------------------------------------------------------------------------------
ASSETS
Investments at value (identified cost of $4,804,112)
 (Notes 1 & 3)                                                       $5,398,621
Cash                                                                     87,350
Receivables:
      Dividends                                            $4,147
      Fund shares sold                                        114
                                                          -------
                                                                         4,261
Deferred organization costs (Note 1)                                    17,980
Other assets                                                            11,767
                                                                    ----------
        TOTAL ASSETS                                                 5,519,979
                                                                    ----------
LIABILITIES
Accrued expenses                                                        20,579
                                                                    ----------
     TOTAL LIABILITIES                                                  20,579
                                                                    ----------

NET ASSETS                                                          $5,499,400
                                                                    ==========
   NET ASSET VALUE AND REDEMPTION
    PRICE PER SHARE ($5,499,400/ 463,681 shares outstanding)            $11.86
                                                                       =======
   MAXIMUM OFFERING PRICE PER SHARE ($11.86 x 100 / 97.25)              $12.20
                                                                       =======

At February 28, 2002 there were 50,000,000 shares of $.01 par value stock authorized and components of net assets are:
Paid in capital                                                     $5,213,797
Accumulated net investment loss                                        (22,304)
Accumulated net realized loss on investments                          (286,602)
Net unrealized appreciation of investments                             594,509
                                                                    ----------
Net Assets                                                          $5,499,400
                                                                    ==========


See Notes to Financial Statements

THE NEW MARKET FUND
STATEMENT OF OPERATIONS

For the Six Months Ended February 28, 2002 (Unaudited)
-------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividend income                                    $31,284
   Interest income                                        765
                                                     --------
      Total income                                                     $32,049
                                                                      ---------
EXPENSES
      Investment advisory fees (Note 2)                27,313
      12b-1 fees (Note 2)                              13,657
      Recordkeeping and administrative services
       (Note 2)                                         7,438
      Legal and audit fees                              8,834
      Transfer agent fees (Note 2)                      9,618
      Custodian and accounting fees (Note 3)           12,909
      Organization expense amortization                 5,461
      Shareholder servicing and reports (Note 2)        3,900
      Director fees                                     3,200
      Miscellaneous                                     8,216
                                                     --------
        Total expenses                                                 100,546
      Management fee waiver and reimbursed expenses (Note 2)           (43,134)
      Custody credits (Note 3)                                          (3,059)
                                                                      ---------
        Net expenses                                                    54,353
                                                                      ---------
      Net investment loss                                              (22,304)
                                                                      ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
   Net realized loss on investments                                    (71,521)
   Net increase in unrealized appreciation on investments              193,013
                                                                      ---------
   Net gain on investments                                             121,492
                                                                      ---------
   Net decrease in net assets resulting from operations                $99,188
                                                                      =========



See Notes to Financial Statements

THE NEW MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------
                                        Six months ended
                                        February 28, 2002        Year ended
                                           (Unaudited)         August 31, 2001
                                        -----------------     -----------------
OPERATIONS
   Net investment loss                      $(22,304)             $(45,827)
   Net realized gain (loss) on
     investments                             (71,521)             (174,180)
   Change in unrealized appreciation
     of investments                          193,013               195,905
                                           ----------            ----------
   Net increase (decrease) in net assets
     resulting from operations                99,188               (24,102)
CAPITAL SHARE TRANSACTIONS
   Net increase in net assets
     resulting from capital share
      transactions*                         (261,706)              339,045
                                           ----------            ----------
   Net increase in net assets               (162,518)              314,943
   Net assets at beginning of year         5,661,918             5,346,975
                                           ----------            ----------
NET ASSETS at the end of the year         $5,499,400            $5,661,918
                                           ==========            ==========

* A summary of capital share transactions follows:

                                 Six months ended
                                February 28, 2002             Year ended
                                   (Unaudited)              August 31, 2001
                            ---------------------       ----------------------
                            Shares          Value       Shares           Value
                            -------       -------       -------        -------
Shares sold                 12,949       $146,180       83,317        $967,257
Shares redeemed            (35,260)      (407,886)     (53,918)       (628,212)
                           --------      ---------     --------       ---------
Net increase               (22,311)     $(261,706)      29,399        $339,045
                           ========      =========     ========       =========


See Notes to Financial Statements

THE NEW MARKET FUND
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-------------------------------------------------------------------------------
                               Six months ended    Years ended     Period ended
                               February 28, 2002    August 31,      August 31,
                                                  ---------------
                               (Unaudited)        2001      2000        1999*
                               --------------   --------  --------    --------
Per Share Operating Performance
Net asset value, beginning of
  period                              $11.65    $11.71     $11.64      $10.00
                                     -------    -------   -------     -------
Income from investment operations-
   Net investment loss                 (0.05)    (0.09)     (0.03)     (0.03)
   Net realized and unrealized
     gain on investments               $0.26      0.03       0.10       1.67
                                     -------    -------   -------     -------
Total from investment operations        0.21     (0.06)      0.07       1.64
                                     -------    -------   -------     -------
Net asset value, end of period        $11.86    $11.65     $11.71     $11.64
                                     =======    =======   =======    ========
Total Return                            1.81%    (0.51%)     0.60%     13.20%
                                     =======    =======   =======    ========
Ratios/Supplemental Data
  Net assets, end of period (000's)   $5,499     $5,662    $5,347     $3,256
Ratio to average net assets (A)
   Expenses  (B)                      2.10%**     2.07%     1.99%       1.99%**
   Expense ratio - net (C)            1.99%**     1.99%     1.99%       1.99%**
   Net investment loss               (0.82%)**   (0.83%)   (0.34%)    (0.41%)**
Portfolio turnover rate               3.30%       8.72%    32.86%       8.31%

* Commencement of operations October 1, 1998
** Annualized

(A)Fee waivers and reimbursements reduced the expense ratio and increased net investment income ratio by 1.58% for the six months ended February 28, 2002, 1.54% for the year ended August 31, 2001, 1.70% for the year ended August 31, 2000 and 2.48% for the period ended August 31, 1999.
(B)Expense ratio has been increased to include custodial fees which were offset by custodian fee credits and before management fee waivers and reimbursements.
(C)Expense ratio - net reflects the effect of the management fee waivers and reimbursements and custodian fee credits the fund received.



See Notes to Financial Statements

THE NEW MARKET FUND
NOTES TO THE FINANCIAL STATEMENTS

February 28, 2002 (Unaudited)


NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

     The New Market Fund (the "Fund") is a series of The World Funds, Inc. ("TWF") which is registered under The Investment Company Act of 1940, as amended, as a non-diversified open-end management company. The Fund was established in June, 1998 as a series of TWF which has allocated to the Fund 50,000,000 shares of its 750,000,000 shares of $.01 par value common stock. Initial outside investors purchased shares of the fund on June 30, 1998. However, operations of the Fund did not commence until October 1, 1998.

     The investment objective of the Fund is to achieve long-term growth of capital by investing in a portfolio composed of common stocks and securities convertible into common stock, such as warrants, convertible bonds, debentures or convertible preferred stock.

     The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

     A. Security Valuation. Investments in securities traded on a national securities exchange or included in the NASDAQ National Market System are valued at the last reported sales price; other securities traded in the over-the-counter market and listed securities for which no sale is reported on that date are valued at the last reported bid price. Money market investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

     B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund has a capital loss carryforward of $155,963 available to offset future capital gains, if any, which expires in 2008 and 2009.

     C. Security Transactions and Income. As is common in the industry, security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

     D. Deferred Organizational Expenses. All of the expenses of TWF incurred in connection with its organization and the public offering of its shares have been assumed by the series funds of TWF. The organization expenses allocable to The New Market Fund are being amortized over a period of fifty-six (56) months.

         E. Accounting Estimates. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

         NOTE 2 - INVESTMENT MANAGEMENT AND DISTRIBUTION AGREEMENTS AND OTHER

     Pursuant to an Investment Management Agreement, the Manager, Virginia Management Investment Corporation ("VMIC"), provides investment management services for an annual fee of 1.0% of the average daily net assets of the Fund. VMIC has contractually agreed to waive its fees and reimburse the Fund through December 31, 2002 for expenses in order to limit the operating expenses to 1.99% of average net assets. For the six months ended February 28, 2002, the manager waived fees of $27,313 and reimbursed other expenses of $2,163.

     The Advisor will be entitled to reimbursement of fees waived or remitted by the Advisor to the Fund. The total amount of reimbursement recoverable by the Advisor is the sum of all fees previously waived or remitted by the Advisor to the Fund during any of the previous five years, less any reimbursement previously paid by the Fund to the Advisor with respect to any waivers, reductions, and payments made with respect to the Fund. The total amount of recoverable reimbursements as of February 28, 2002 was $235,704.

     The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, whereby the Fund or VMIC may finance activities which are primarily intended to result in the sale of the Fund's shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents who enter into agreements with the Fund or VMIC. The Fund or VMIC may incur such distribution expenses at the rate of .50% per annum on the Fund's average net assets. For the six months ended February 28, 2002, there were $13,657 of distribution expenses incurred and waived by VMIC.

     As provided in the Administrative Agreement, the Fund reimbursed Commonwealth Shareholder Services, Inc. ("CSS"), its Administrative Agent, $8,728 for providing shareholder services, recordkeeping, administrative services and blue-sky filings. The Fund compensates CSS for blue-sky filings and certain shareholder servicing on an hourly rate basis. For other administrative services, CSS receives .20% of average daily net assets, with a minimum fee of $15,000.

     First Dominion Capital Corporation ("FDCC") is the Fund's principal underwriter. FDCC received as commission $203 from shareholders in connection with the sales of the Fund's capital stock during the six months ended February 28, 2002.

     First Clearing Corp. is an affiliated broker of the Fund. First Clearing Corp. received as commission $2,096, from the Fund in connection with the purchases and sales of securities in the Fund's portfolio during the six months ended February 28, 2002.

     Fund Services, Inc. ("FSI") is the Fund's Transfer and Dividend Disbursing Agent. FSI received $9,225 for its services for the six months ended February 28, 2002.

     Certain officers and/or directors of the Fund are also officers and/or directors of VMIC, CSS, FDCC and FSI.

NOTE 3 -INVESTMENTS/CUSTODY

     The cost of purchases and the proceeds from sales of securities other than short-term notes for the six months ended February 28, 2002, aggregated $177,586 and $519,658, respectively.

     The custodian has provided credits in the amount of $3,059 against custodian and accounting charges based on credits on cash balances of the Fund.

NOTE 4 -DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

     Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These distribution differences primarily result from different treatments of post-October capital losses.

     As of February 28, 2002, the components of distributable earnings on a tax basis were as follows:

         Capital loss carryforward  $155,963
         Unrealized appreciation     594,509
                                 --------------
                                    $750,472
                                 =============

Investment Manager:

        Virginia Management Investment Corporatiion
        7800 Rockfalls Drive
        Richmond, Virginia 23225

Distributor:

        First Dominion Capital Corp.
        1500 Forest Avennue, Suite 223
        Richmond, Virginia 23229

Independent Auditors:

        Tait, Weller and Baker
        Eight Penn Center Plaza, Suite 800
        Philadelphia, Pennsylvania 19103

Transfer Agent:

For account information, wire purchase or redemptions, call or write to the New Market Fund's Transfer Agent:

        Fund Services, Inc.
        Post Office Box 26305
        Richmond, Virginia 23260

More Information:

For 24 hours, 7 days a week price information, and for innformation on any series of The World Funds, Inc., investment plans, annd other shareholder services, call Commonwelath Shareholder Services at (800) 527-9525 Toll Free.

                       Semi-Annual Report to shareholders

                          Third Millennium Russia Fund

                                  A series of
                             The World Funds, Inc.
                         A "Series" Innvestment Company

                              For the Period ended
                               February 28, 2002

                          THIRD MILLENNIUM RUSSIA FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                February 28, 2002
                                   (Unaudited)

Number
Of                                                                      Market
Shares            Security Description                                  Value
--------          ----------------------                              ---------
                  COMMON STOCK:                  86.38%

                  CONSUMER:                       7.19%
    257           Akrikhin Pharmaceuticals*                             20,560
 30,000           Sun Interbrew Ltd 144A GDR*                           214,500
 10,000           "TsUM"                                                 60,000
 10,000           Wimm Bill Dann Foods ADR*                             218,000
                                                                       --------
                                                                        513,060
                                                                       --------

                  GAS DISTRIBUTION:              10.72%
 60,000           RAO Gazprom Sponsored ADR Reg S*                      765,000
                                                                       --------

                  MANUFACTURING:                  1.01%
 15,300           Ural Mash Zavody*                                      71,910
                                                                       --------

                  NATURAL RESOURCES:              3.32%
 12,000           JSC Mining & Smelting Sponsored ADR*                  237,000
                                                                       --------

                  OIL:                            36.03%
  6,100           Oil Co. Lukoil Sponsored  ADR *                       293,563
250,000           Sibneft                                               287,500
100,000           Sibneft Sponsored ADR*                              1,150,000
 13,600           Surgutneftegaz Sponsored ADR*                         243,675
 20,000           Tatneft Sponsored ADR Reg S*                          199,000
 20,000           Tyumen Oil Company*                                    35,800
  3,500           Yukos Corp Sponsored ADR                              360,500
                                                                      ---------
                                                                      2,570,038
                                                                      ---------

                  STEEL:                          3.17%
  4,000           Severstal*                                            226,000
                                                                      ---------

                  TELECOMMUNICATIONS:             7.93%
  6,000           Golden Telecom Inc*                                    73,500
  7,000           Mobile Telesystems Sponsored ADR                      231,070
  9,000           Vimpel Communications ADR*                            261,000
                                                                      ---------
                                                                        565,570
                                                                      ---------
                  TRANSPORTION:                   3.75%
 57,000           Aeroflot*                                              20,377
  3,000           Aeroflot Reg S GDR*                                   107,250
    165           Avtovaz A O A Sponsored ADR*                          139,590
                                                                      ---------
                                                                        267,217
                                                                      ---------

                  UTILITIES:                     13.26%
 68,520           AO Mosenergo Sponsored ADR*                           267,228
 11,550           Irkutskenergo AO Sponsored ADR*                        42,735
  3,000           Lenenergo ADR*                                         98,400
  5,000           Nizhnovenergo*                                         65,000
 50,000           Permenergo*                                            85,500
 23,990           RAO Unified Energy System ADR*                        357,451
  2,000           Unified Energy Systems Russia S GDR*                   29,800
                                                                      ---------
                                                                        946,114
                                                                      ---------

                  TOTAL COMMON STOCK:                                 6,161,909
                                                                      ---------
                  (Cost: $4,881,088)

Principal
Amount            FIXED INCOME SECURITIES:        4.64%

500,000           Russian Sovereign Bond
                  maturity date 3/31/30; 5.000%

                  TOTAL FIXED INCOME SECURITIES:                        330,750
                                                                      ---------
                  (Cost:$333,750)

                  TOTAL INVESTMENTS:
                  (Cost:$5,214,838)              91.02%               6,492,659
                  Other assets, net               8.98%                 640,517
                                                -------               ---------
                  NET ASSETS                    100.00%              $7,133,176
                                                =======               =========

*   Non-income producing
** Cost for Federal income tax purpose is $5,154,168 and net unrealized appreciation consists of:


Gross unrealized appreciation                                        $1,394,191
Gross unrealized depreciation                                          (116,370)
                                                                     -----------
Net unrealized appreciation                                          $1,277,821
                                                                     ===========

ADR--Security represented is held by the custodian bank in the form of American
     Depositary Receipts.
GDR--Security represented is held by the custodian bank in the form of Global Depositary Receipts.

See Notes to Financial Statements

THIRD MILLENNIUM RUSSIA FUND
STATEMENT OF ASSETS AND LIABILITIES

February 28, 2002 (Unaudited)
------------------------------------------------------------------------------

ASSETS
         Investments at value
           (identified cost of $5,214,838)
           (Notes 1 & 3)                                             $6,492,659
         Cash                                                         1,203,863

         Receivables:
            Dividends                                  16,569
            Interest                                    8,913
            Capital stock sold                         51,119
            Due from investment advisor (Note 2)       10,448
                                                     --------
                                                                         87,049
         Deferred organization costs (Note 1)                            28,858
         Other assets                                                     7,409
                                                                      ---------
                TOTAL ASSETS                                          7,819,838
                                                                      ---------

LIABILITIES
         Payable for securities purchased                               663,616
         Accrued expenses                                                23,046
                                                                      ---------
                TOTAL LIABILITIES                                       686,662
                                                                      ---------
NET ASSETS                                                           $7,133,176
                                                                     ==========
   NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE  ($7,133,176 / 353,848 shares outstanding)            $20.16
                                                                      =========

   At February 28, 2002 there were 50,000,000 shares of $.01
     par value stock authorized and components of net
     assets are:
   Paid in capital                                                   $5,906,136
   Accumulated net investment loss                                      (18,959)
   Accumulated net realized loss on investments                         (31,826)
   Net unrealized appreciation of investments                         1,277,825
                                                                    -----------
   Net assets                                                        $7,133,176
                                                                    ===========


See Notes to Financial Statements

THIRD MILLENNIUM RUSSIA FUND
STATEMENT OF OPERATIONS

Six Months Ended February 28, 2002 (Unaudited)
-------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends (net of $7,161 foreign taxes withheld)                    $36,076
                                                                     ----------
EXPENSES
      Investment advisory fees (Note 2)                        $35,011
      12b-1 fees (Note 2)                                        5,001
      Custodian and accounting fees                             49,577
      Legal and audit fees                                       8,489
      Registration fees                                          9,097
      Organization expense amortization                          9,016
      Recordkeeping and administrative services
        (Note 2)                                                14,877
      Transfer agent fees (Note 2)                              12,392
      Shareholder servicing and reports (Note 2)                 5,418
      Miscellaneous                                              9,544
                                                              ---------
        Total expenses                                                  158,422
      Management fee waiver and expense reimbursements
        (Note 2)                                                        (97,006)
      Custody credits (Note 3)                                           (6,381)
                                                                       --------
      Expenses, net                                                      55,035
                                                                       --------
      Net investment loss                                               (18,959)
                                                                       --------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
   Net realized gain on investments                                      75,645
   Net increase in unrealized appreciation on investments               746,891
                                                                       --------
   Net gain on investments                                              822,536
                                                                       --------
   Net increase in net assets resulting from operations                $803,577
                                                                       ========

See Notes to Financial Statements

THIRD MILLENNIUM RUSSIA FUND

STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------
                                          Six months ended
                                          February 28, 2002       Year ended
                                           (Unaudited)          August 31, 2001
OPERATIONS                                -----------------    ----------------
   Net investment loss                        $(18,959)            $(11,932)
   Net realized gain (loss) on
     investments                                75,645             (107,471)
   Unrealized appreciation
    (depreciation) of
     investments                               746,891             (469,073)
                                           -------------        --------------
   Net increase (decrease) in net
    assets resulting from
    operations                                 803,577             (588,476)
DISTRIBUTION TO SHAREHOLDERS FROM
   Net realized gain from investment
    transactions ($0 and  $3.65 per
    share, respectively)                          -                (455,619)
CAPITAL SHARE TRANSACTIONS
   Net increase in net assets
     resulting from capital share
     transactions**                          3,030,418            1,471,884
                                           -------------        --------------
   Net increase in net assets                3,833,995              427,789
   Net assets at beginning of
     period                                  3,299,181            2,871,392
                                           -------------        -------------
NET ASSETS  at the end of the
   period                                   $7,133,176           $3,299,181
                                           =============        =============

** A summary of capital share transactions follows:

                                 Six months ended
                                 February 28, 2002              Year ended
                                    (Unaudited)               August 31, 2001
                                 -----------------           -----------------
                               Shares         Value       Shares          Value
                              ----------   ---------    ---------     ---------
Shares sold                    224,256     $4,084,914   122,960      $2,315,423
Shares reinvested from
  distributions                   -             -        31,402         449,127
Shares redeemed               (60,963)    (1,054,496)   (72,703)     (1,292,666)
                              ---------   -----------   --------     -----------
Net increase                  163,293     $3,030,418     81,659      $1,471,884
                              ========    ==========    ========     ===========

See Notes to Financial Statements

THIRD MILLENNIUM RUSSIA FUND
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHTOUT EACH PERIOD
------------------------------------------------------------------------------
                     Six months ended   Years ended August 31,
                    February 28, 2002  ----------------------   Period ended
                       (Unaudited)      2001         2000      August 31, 1999*
                       ------------   --------    ---------    --------------
Per Share Operating
  Performance
Net asset value,
  beginning of period      $17.31      $26.37       $14.17        $10.00
                         ---------    --------    --------      ---------
Income from investment
  operations-
   Net investment loss      (0.05)      (0.06)       (0.40)        (0.16)
   Net realized and
     unrealized gain
    (loss) on investments    2.91       (5.35)       12.93          4.33
                          --------    --------    --------      ---------
   Total from investment
     operations              2.85       (5.41)       12.53          4.17
                          -------     --------    --------      ---------
Less distributions-
   Distributions from net
     investment income         -          -            -             -
   Distributions from
     realized gains on
     investments               -        (3.65)       (0.33)          -
   Total distributions         -        (3.65)       (0.33)          -
Net asset value, end of
   period                  $20.16      $17.31       $26.37         $14.17
                          ========   =========     ========      ==========
Total Return                16.48%     (16.36%)      90.33%         41.70%
                          ========   =========     ========      ==========
Ratios/Supplemental Data
   Net assets, end of
   period (000's)          $7,133      $3,299       $2,871         $1,313
Ratio of expenses to
   average net assets
Ratio to average net
   assets (A)
   Expenses(B)             3.07%**      3.46%        3.10%          2.75%**
   Expense ratio -
     net (C)               2.75%**      2.75%        2.75%          2.75%**
   Net investment loss    (0.95%)**    (0.48%)      (1.96%)        (2.08%)**
Portfolio turnover rate   48.46%       54.05%       68.88%         14.43%
*    Commencement of operations was October 1, 1998
**  Annualized

     (A) Management fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by 4.85% for the period ended February 28, 2002, 5.52% for the year ended August 31, 2001, 5.75% for the year ended August 31, 2000 and 13.18% for the period ended August 31, 1999.

     (B)Expense ratio has been increased to include custodial fees which were offset by custodian fee credits and before management fee waivers.

     (C) Expense ratio - net reflects the effect of the management fee waivers and custodian fee credits the fund received.

See Notes to Financial Statements

THIRD MILLENNIUM RUSSIA FUND
NOTES TO THE FINANCIAL STATEMENTS

February 28, 2002 (Unaudited)
-------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     The Third Millennium Russia Fund (the "Fund") is a series of The World Funds, Inc. ("TWF") which is registered under The Investment Company Act of 1940, as amended, as a non-diversified open-end management company. The Fund was established in June, 1998 as a series of TWF which has allocated to the Fund 50,000,000 shares of its 750,000,000 shares of $.01 par value common stock. Initial outside investors purchased shares of the Fund on June 29, 1998. However, investment operations of the Fund did not commence until October 1, 1998. The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

     The investment objective of the Fund is to seek to achieve capital appreciation by investing in a non-diversified portfolio consisting primarily of equity securities (which includes securities convertible into equity securities, such as warrants, convertible bonds, debentures or convertible preferred stock).

     A. Security Valuation. Investments in securities traded on a national securities exchange or included in the NASDAQ National Market System are valued at the last reported sales price; other securities traded in the over-the-counter market and listed securities for which no sale is reported on that date are valued at the last reported bid price. Russian securities are also valued at the closing price on the principal exchange on which the security is traded, or at the last reported bid price in the over-the-counter market. The Fund reserves the right to value securities at fair market value when events occur prior to the close of the NYSE, and cause a change in value from the price determined as of the close of the Russian markets.

         Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost pricing procedures set, and determined to be fair, by the Board of Directors. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Directors.

     ADR's, EDR's and GDR's will be valued at the closing price of the instrument last determined prior to the valuation time unless TWF is aware of a material change in value. Items for which such a value cannot be readily determined on any day will be valued at the closing price of the underlying security adjusted for the exchange rate.

     B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund has a capital loss carryforward of $107,471 available to offset future capital gains, if any, which expires in 2009.

     C. Security Transactions and Income. As is common in the industry, security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

     D. Deferred Organizational Expenses. All of the expenses of the Fund incurred in connection with its organization and the public offering of its shares have been assumed by the Fund. The organization expenses allocable to the Fund are being amortized over a period of fifty-six (56) months.


     E. Accounting Estimates. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2 - INVESTMENT MANAGEMENT AND DISTRIBUTION AGREEMENTS

     Pursuant to an Investment Advisory Agreement, the Advisor, Third Millennium Investment Advisors LLC ("TMIA") provides investment services for an annual fee of 1.75% of the first $125 million of average daily net assets; 1.50% on assets in excess of $125 million and not more than $250 million; and, 1.25% on assets over $250 million of average daily net assets of the Fund.

     TMIA, Commonwealth Capital Management Inc ("CCM"), First Dominion Capital Corp. ("FDCC"), and Commonwealth Shareholder Services, Inc. ("CSS"), collectively referred to as the "Service Providers", have contractually agreed to waive fees and reimburse the Fund for expenses in order to limit operating expenses to 2.75% of average net assets through August 31, 2002. For the six months ended February 28, 2002, the Advisor waived fees of $35,011 and reimbursed expenses of $56,994. As of February 28, 2002, the Fund was due $10,448 from the Service Providers.

     The Service Providers will be entitled to reimbursement of fees waived or remitted by the Service Providers to the Fund. The total amount of reimbursement recoverable by the Service Providers is the sum of all fees previously waived or remitted by the Service Providers to the Fund during any of the previous five years, less any reimbursement previously paid by the Fund to the Service Providers with respect to any waivers, reductions, and payments made with respect to the Fund. The total amount of recoverable reimbursements as of February 28, 2002 was $438,765.

     FDCC acts as the Fund's principal underwriter in the continuous public offering of the Fund's shares.

     The Fund has adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will pay a fee to the Distributor at an annual rate of 0.25% of the Fund's average daily net assets. The fee is paid to the Distributor as reimbursement for expenses incurred for distribution-related activity. For the six months ended February 28, 2002, the Distributor waived fees of $5,001.

     As provided in the Administrative Agreement, the Fund reimbursed CSS, its Administrative Agent, $17,526 for providing shareholder services, recordkeeping, administrative services and blue-sky filings. The Fund compensates CSS for blue-sky filings and certain shareholder servicing on an hourly rate basis. For other administrative services, CSS receives .20% of average daily net assets.

     Fund Services, Inc. ("FSI") is the Fund's Transfer and Dividend Disbursing Agent. FSI received $9,944 for its services for the six months ended February 28, 2002.

     Certain officers and/or directors of the Fund are also officers and/or directors of CSS, CCM, FDCC and FSI.

NOTE 3 - INVESTMENTS/CUSTODY

     The cost of purchases and proceeds from sales of securities other than short-term notes for the six months ended February 28, 2002, were $3,861,914 and $1,506,816, respectively.

     The custodian has provided credits in the amount of $6,381 against custodian and accounting charges based on credits on cash balances of the Fund.


NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

     Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These distribution differences primarily result from different treatments of equalization and post-October capital losses.

The tax character of distributions paid during 2002 and 2001 was as follows:

                                         Six months ended    Year ended
                                         February 28, 2002   August 31, 2001
         Distributions paid from:
           Short term capital gains           $ --0--           $125,645
           Long term capital gains              --0--            329,974
                                              ----------       ----------
                                              $ --0--           $455,619
                                              ==========       ==========
As of February 28, 2002, the components of distributable earnings on a tax basis were as follows:

         Capital loss carryforward             $  (107,471)
         Unrealized appreciation                 1,277,825
                                            ------------------
                                               $ 1,170,354

Investment Adviser:
        Third Millennium Investment Advisors LLC
        1185 Avenue of the Americas
        32nd Floor
        New York, New York 10036

Distributor:
        First Dominion Capital Corp.
        1500 forest Avenue, Suite 223
        Richmond, Virfinia 23229

Independent Auditors:
        Tait, Weller and Baker
        Eight Penn center Plaza, Suite 800
        Philadelphia, Pennsylvania 19103

Transfer Agent:
For account information, wire purchase or redemptions, call or write to Third Millennium Russia Fund's Transfer Agent:
        Fund Services, Inc.
        Post Office Box 26305
        Richmond, Virginia 23260
        (800) 628-4077 Toll Free

More Informationn:

For 24 hours, 7 days a week price information, and for information on any series of The World Funds, Inc., investmennt plans, and other shareholder services, call Commonwealthe Shareholder Services, Inc. at (800) 527-9525 Toll Free.

                       Semi-Annual report to Shareholders

                                genomicsfund.com
                               investing in life

                                  A Series of
                             The World Funds, Inc.
                         a "Series" Investment Company

                              For the period Ended
                               February 28, 2002

GENOMICSFUND.COM
SCHEDULE OF PORTFOLIO INVESTMENTS
February 28, 2002
(Unaudited)

Number
of                                                                       Market
Shares   Security Description                                            Value
-------  ----------------------                                       ---------
         COMMON STOCKS:                              87.34%

         BIOPHARMACEUTICALS & BIOTHERAPEUTICS:       40.03%
         (companies with products in clinical development)
 27,000  Abgenix, Inc.*                                                $487,350
 26,000  Cubist Pharmaceuticals*                                        366,340
 34,000  Genta Inc.*                                                    438,260
  1,000  Human Genome Sciences, Inc.*                                    20,520
 70,790  Isis Pharmaceuticals, Inc.*                                  1,038,489
109,231  Medarex, Inc.*                                               1,652,665
143,000  Ribozyme Pharmacetical, Inc.*                                  411,840
 51,068  Transgene ADR*                                                 118,989
 29,000  Vertex Pharmaceticals*                                         632,490
                                                                      ---------
                                                                      5,166,943
                                                                      ---------
         BIOPHARMACEUTICALS & BIOTHERAPEUTICS:      40.56%
         (companies with FDA approved products)
 14,000  Genentech.inc.*                                                660,800
 15,000  Gilead Sciences, Inc.*                                       1,056,900
  9,000  IDEC Pharmaceuticals*                                          565,380
 16,000  Medimmune, Inc.*                                               659,680
 74,000  Millennium Pharmaceuticals, Inc.*                            1,389,720
 35,000  Protein Design Labs, Inc.*                                     555,450
 46,900  Visible Genetics Inc.*                                         347,998
                                                                      ---------
                                                                      5,235,928
                                                                      ---------
         BIOINFORMATICS AND ANALYSIS TECHNOLOGIES:   6.75%
  5,000  Affymetrix Inc.*                                               123,000
  1,000  Applera Corp - Applied Biosystems                               22,600
  1,000  Applera Corp - Celera Genomics Group*                           20,200
 34,000  CuraGen Corporation*                                           565,420
  9,000  Incyte Genomics*                                                98,910
  5,000  Lexicon Genetics Inc.*                                          41,550
                                                                      ---------
                                                                        871,680
                                                                      ---------
         TOTAL INVESTMENTS:
         (Cost: $20,168,589)**                       87.34%         $11,274,551
         Other assets, net                           12.66%           1,633,992
                                                    -------         -----------
         NET ASSETS                                 100.00%         $12,908,543
                                                    =======         ===========
* Non-income producing
**Cost for Federal income tax purpose is $20,168,589 and net unrealized appreciation consists of:
         Gross unrealized appreciation                      $310,715
         Gross unrealized depreciation                    (9,204,753)
                                                         ------------
         Net unrealized appreciation                     $(8,894,038)
                                                         ============

ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts

See Notes to Financial Statements

GENOMICSFUND.COM
STATEMENT OF ASSETS AND LIABILITIES
February 28, 2002 (Unaudited)
-------------------------------------------------------------------------------

ASSETS
         Investments at value (identified cost of $20,168,589)
          (Notes 1 & 3)                                             $11,274,551
         Cash                                                         1,407,034
         Receivables:
               Dividends                                    $43
               Securities sold                          493,143
               Capital stock sold                        15,335
                                                       --------
                                                                        508,521
         Other assets                                                     4,841
                                                                     ----------
                 TOTAL ASSETS                                        13,194,947
                                                                     ----------

LIABILITIES
         Payable for securities purchased                               277,367
         Accrued 12b-1 fees                                               1,985
         Accrued expenses                                                 7,052
                                                                       --------
               TOTAL LIABILITIES                                        286,404
                                                                       --------
NET ASSETS                                                          $12,908,543
                                                                    ===========
         NET ASSET VALUE, OFFERING AND REDEMPTION
           PRICE PER SHARE ($12,908,543/ 4,339,783
            shares outstanding)                                          $2.97
                                                                      =========

         At February 28, 2002 there were 50,000,000 shares of $.01
          par value stock authorized and components of net
          assets are:
         Paid in capital                                            $35,288,425
         Accumulated net investment loss                               (161,006)
         Accumulated net realized loss on investments               (13,324,838)
            Net unrealized depreciation of investments               (8,894,038)
                                                                   ------------
            Net Assets                                              $12,908,543
                                                                   ============


         See Notes to Financial Statements

GENOMICSFUND.COM
STATEMENT OF OPERATIONS

For the Six Months Ended February 28, 2002 (Unaudited)
-------------------------------------------------------------------------------

INVESTMENT INCOME
      Interest                                             $70
      Dividend Income                                       85
        Total income                                                      $155
                                                                        -------
EXPENSES
      Investment advisory fees (Note 2)                $84,820
      12b-1 fees (Note 2)                               21,206
      Custodian and accounting fees (Note 3)            24,634
      Recordkeeping and administrative services
        (Note 2)                                        16,965
      Registration fees                                 17,867
      Transfer agent fees (Note 2)                      27,221
      Shareholder servicing and reports (Note 2)         8,295
      Legal and audit fees                              14,395
      Miscellaneous                                     16,819
                                                      --------
        Total expenses                                                  232,222
      Management fee waiver and reimbursed expenses (Note 2)            (66,621)
      Custody credits (Note 3)                                           (4,440)
                                                                       --------
        Net expenses                                                    161,161
                                                                       --------
      Net investment loss                                              (161,006)
                                                                       --------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
   Net realized loss on investments                                  (5,617,762)
   Net decrease in unrealized appreciation on investments              (160,805)
   Net loss on investments                                           (5,778,567)
                                                                    -----------
   Net decrease in net assets resulting from operations             $(5,939,573)
                                                                    ===========

See Notes to Financial Statements

GENOMICSFUND.COM

STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------
                                             Six months ended
                                             February 28,       Year ended
                                             2002               August 31,
                                             (Unaudited)        2001
                                            -------------      -------------
OPERATIONS
  Net investment loss                         $(161,006)         $(445,415)
   Net realized gain (loss) on investments   (5,617,762)        (7,707,076)
   Change in unrealized appreciation of
     investments                               (160,805)       (14,129,403)
                                              ----------       ------------
   Net increase (decrease) in net assets
     resulting from operations              $(5,939,573)       (22,281,894)
DISTRIBUTION TO SHAREHOLDERS FROM
  Capital gains ($-- and $.14 per share,
     respectively)                                -               (603,235)
CAPITAL SHARE TRANSACTIONS
   Net increase in net assets resulting
    from capital share transactions**           $17,729        $12,893,659
                                              ----------       ------------
   Net increase (decrease) in net assets     (5,921,844)        (9,991,470)
   Net assets at beginning of period        $18,830,387        $28,821,857
                                             -----------       ------------

NET ASSETS at the end of the period          12,908,543        $18,830,387
                                             ===========       ============

* Commencement of operation was March 1, 2000.
** A summary of capital share transactions follows:

                            Six months ended
                            February 28, 2002             Year ended
                              (Unaudited)                 August 31, 2001
                            -------------------          --------------------
                            Shares       Value            Shares       Value
                            -------   --------          --------     --------
Shares sold                 673,048   $2,601,134       3,746,886   $26,103,341
Shares reivested from
   distributions               -           -             143,009       593,485
Shares redeemed            (684,932)  (2,583,405)    (2,272,552)   (13,803,167)
                           ---------  -----------    -----------  -------------
Net increase                (11,884)     $17,729      1,617,343    $12,893,659
                           =========  ===========    ===========  ============

See Notes to Financial Statements

GENOMICSFUND.COM
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
-------------------------------------------------------------------------------
                                Six months ended
                                February 28,      Year ended      Period ended
                                   2002           August 31,       August 31,
                                (Unaudited)         2001             2000*
                                -----------      ----------       -----------
Per Share Operating Performance
Net asset value, beginning of
 period                            $4.33           $10.54            $10.00
                                  -------         --------          --------
Income from investment
 operations-
  Net investment loss              (0.04)          (0.10)            (0.03)
  Net realized and unrealized
   gain (loss) on investments     ($1.32)          (5.97)             0.57
                                 --------         --------          --------
  Total from investment
   operations                      (1.36)          (6.07)             0.54
                                 --------         --------          --------
Less distributions-
  Distributions from net
   realized gains on
   investments                       -             (0.14)              -
                                 -------          --------          --------
  Total distributions                -             (0.14)
                                 -------          --------          --------
Net asset value, end of period     $2.97           $4.33            $10.54
                                 ========         ========          =======
Total Return                                      (57.49%)            5.40%
                                 ========         ========          =======
Ratios/Supplemental Data
  Net assets, end of period
   (000's)                        $12,909         $18,830           $28,822
Ratio to average net assets (A)
   Expenses  (B)                  1.95%**           1.98%            1.89%**
   Expense ratio - net (C)        1.90%**           1.90%            1.89%**
   Net investment loss           (1.90%)**         (1.90%)          (1.73%)**
Portfolio turnover rate          41.04%            70.97%           85.25%

* Commencement of operation was March 1, 2000.
** Annualized

(A) Management fee waivers and reimbursements reduced the expense ratio and reduced net investment loss ratio by .79% for the six months ended February 28, 2002, .29% for the year ended August 31, 2001 and 1.44% for the period ended August 31, 2000.
(B) Expense ratio has been increased to include custodial fees which were offset by custodian fee credits and before management fee waivers and reimbursements
(C) Expense ratio - net reflects the effect of the management fee waivers and reimbursements and custodian fee credits the Fund received.

GENOMICSFUND.COM
NOTES TO THE FINANCIAL STATEMENTS

FEBRUARY 28, 2002 (Unaudited)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

     The GenomicsFund.com (the "Fund") is a series of The World Funds, Inc. ("TWF") which is registered under The Investment Company Act of 1940, as amended, as a non-diversified open-end management company. The Fund was established in March, 2000 as a series of TWF which has allocated to the Fund 50,000,000 of its 750,000,000 shares of $.01 par value common stock.

     The objective of the Fund is to seek to achieve capital appreciation by investing in a non-diversified portfolio consisting primarily of equity securities of companies principally engaged in genomics or genomics-related businesses.

     The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

     A. Security Valuation. Investments traded on stock exchanges are valued at the last quoted sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Fund's Board of Directors. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Temporary investments in U.S. dollar denominated short-term investments are valued at amortized cost, which approximates market.

     B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund has a capital loss carryforward of $697,730 available to offset future capital gains, if any, which expires in 2009.

     C. Security Transactions and Income. Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a first-in, first-out basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

     D. Use of Estimates. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


NOTE 2-INVESTMENT MANAGEMENT AND DISTRIBUTION AGREEMENTS AND OTHER

     Pursuant to an Investment Advisory Agreement, the Advisor, xGENx, LLC provides investment services for an annual fee of 1.00% on the first $250 million average daily net assets of the Fund; 0.875% on average daily net assets of the Fund in excess of $250 million and not more than $500 million; and, 0.75% on average daily net assets of the Fund over $500 million. Pursuant to the agreement, the Advisor has agreed to waive or limit its fees and to assume other expenses for the first three years of operations so that the total annual operating expenses for the Fund are limited to 1.90%. For the six months ended February 28, 2002, the Advisor waived fees of $66,008.

     The Advisor will be entitled to reimbursement of fees waived or remitted by the Advisor to the Fund. The total amount of reimbursement recoverable by the Advisor is the sum of all fees previously waived or remitted by the Advisor to the Fund during any of the previous five years, less any reimbursement previously paid by the Fund to the Advisor with respect to any waivers, reductions, and payments made with respect to the Fund. The total amount of recoverable reimbursements as of February 28, 2002 was $201,527.

     The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, whereby the Fund may finance activities which are primarily intended to result in the sale of the Fund's shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents who enter into agreements with the Fund. The Fund may incur such distribution expenses at the rate of 0.25% per annum on the Fund's average net assets. For the six months ended February 28, 2002, there were $21,206 of distribution expenses incurred by the Fund, of which $613 was reimbursed by the Advisor.

     As provided in the Administrative Agreement, the Fund reimbursed Commonwealth Shareholder Services, Inc. ("CSS"), its administrative agent,
$19,462 for providing shareholder services, recordkeeping, administrative services and blue-sky filings. The Fund compensates CSS for blue-sky and certain shareholder servicing on an hourly rate basis. For other administrative services, CSS receives an annual fee of 0.20% on the first $250 million average daily net assets of the Fund; 0.175% on average daily net assets in excess of $250 million and not more than $500 million; 0.15% on average daily net assets in excess of $500 million and not more than $1 billion; and 0.10% on average daily net assets over $1 billion, with a minimum fee of $15,000.

     Fund Services, Inc. ("FSI") is the Fund's Transfer and Dividend Disbursing Agent. FSI received $23,499 for its services for the six months ended February 28, 2002.

         Certain officers and/or directors of the Fund are also officers and/or directors of xGENx, LLC, CSS, and FSI.

NOTE 3-INVESTMENTS/CUSTODY

     The cost of purchases and the proceeds from sales of securities other than short-term notes aggregated $6,650,210 and $7,697,145, respectively.

     The custodian has provided credits in the amount of $4,440 against custodian and accounting charges based on credits on cash balances of the Fund.

NOTE 4-DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

     Distributions from investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for net operating losses, wash sales and post-October capital losses.

     The tax character of distributions paid during the six months ended February 28, 2002 and the year ended August 31, 2001 was as follows:

                                     Six months ended           Year ended
                                     February 28, 2002          August 31, 2001
                                     -----------------          ---------------
         Distributions paid from:
         Short term capital gains        $---                       $603,235

As of February 28, 2002, the components of distributable earnings on a tax basis were as follows:

            Capital loss carryforward      $   (697,730)
            Unrealized depreciation          (8,894,038)
                                             -----------
                                            $(9,591,768)

Investment Adviser:
        xGenx, LLC
        555 Quince Orchard Road
        Suite 610
        Gaithersburg, Maryland 20878

Distributor:
        First Dominion Capital Corp.
        1500 forest Avenue, Suite 223
        Richmond, Virfinia 23229

Independent Auditors:
        Tait, Weller and Baker
        Eight Penn center Plaza, Suite 800
        Philadelphia, Pennsylvania 19103

Transfer Agent:
For account information, wire purchase or redemptions, call or write to Third Millennium Russia Fund's Transfer Agent:
        Fund Services, Inc.
        Post Office Box 26305
        Richmond, Virginia 23260
        (800) 628-4077 Toll Free

More Informationn:

For 24 hours, 7 days a week price information, and for information on any series of The World Funds, Inc., investmennt plans, and other shareholder services, call Commonwealthe Shareholder Services, Inc. at (800) 527-9525 Toll Free.

 Semi-Annual report to Shareholders

                                  Global e Fund

                                  A Series of
                             The World Funds, Inc.
                         a "Series" Investment Company

                              For the period Ended
                               February 28, 2002

                                  GLOBAL e FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                February 28, 2002
                                   (Unaudited)
Number of                                                             Market
Shares        Security Description                                    Value
--------      ----------------------                                 --------

              COMMON STOCKS:                     96.99%

              Brazil:                             1.11%
   7,400      Embratel Participacoes Sponsored ADR
              (Telecommunications)*                                   $27,306
                                                                     --------

              Canada:                           10.41%
   6,000      BCE Emergis, Inc. (Software)*                           97,220
   8,800      Nortel Networks Corporation (Networking)*               44,616
   5,000      Research In Motion (Computers)*                        114,450
                                                                     --------
                                                                     256,286
                                                                     --------
              Egypt:                            0.28%
   1,000      Egyptian Mobile Phone (Mobile)*                          6,972
                                                                     --------
              Finland:                          4.22%
   5,000      Nokia ADR "A" shares (Telecommunications)*             103,850
                                                                     --------
              France:                           8.25%
  10,425      Genuity Inc. Class A (Web Hosting/Design)*               8,667
   5,000      Vivendi Universal SA (Media)                           194,330
                                                                     --------
                                                                     202,997
                                                                     --------
              Germany:                         2.63%
   6,000      T Online International (Internet)*                      64,794
                                                                     --------

              Great Britain:                   8.02%
  60,000      Energis PLC (Telecommunications)*                        2,968
   8,800      Logica PLC (Software)                                   47,888
   7,709      Vodafone Group PLC ADR (Mobile)                        146,471
                                                                     --------
                                                                     197,327
                                                                     --------
              Hong Kong:                      7.16%
   9,000      Asia Satellite Telecom ADR (Satellite)                 152,100
 100,000      Pacific Century Cyberworks (Internet)*                  24,105
                                                                     --------
                                                                     176,205
                                                                     --------
              India:                          3.69%
    1,650     Infosys Technologies Sponsored ADR (Software)           90,750
                                                                     --------
              Israel:                         3.30%
    1,605     Check Point Software Techs (Software)*                  44,812
   16,000     Orckit Communications Ltd. (Telecommunications)*        36,480
                                                                     --------
                                                                      81,292
                                                                     --------
              Japan:                         14.90%
  10,000      NEC Corp. (Electronics/Equipment)                       72,639
   3,000      NTT Docomo Inc. Sponsored ADR (Mobile)                 155,801
   1,700      Softbank Corp. (Internet)*                              22,882
   2,500      Sony Corp ADR (Telecommunications)                     115,500
                                                                     --------
                                                                     366,822
                                                                     --------
              Korea:                         7.22%
   5,000      Korea Elect Power Sponsored ADR/RP1/2 (Utilities)       46,150
   6,000      SK Telecom Ltd. Sponsored ADR (Mobile)                 131,700
                                                                     --------
                                                                     177,850
                                                                     --------
              Mexico:                       5.25%
   3,000      Grupo Telavisa GDR Rep 144A (Media)*                   129,300
                                                                     --------
              Netherlands:                  8.86%
  10,000      Equant N V Registered Shares (Networking)*              85,600
   4,500      StMicroelectronics NV NY SHS (Electronics/
                Equipment)                                           132,570
                                                                     --------
                                                                     218,170
                                                                     --------
              Singapore:                   3.85%
  41,600      Datacraft Asia Ltd. (Networking)                        94,848
                                                                     --------
              Spain:                       3.17%
  10,750      Terra Networks SA Sponsored ADR (Internet)*             78,153
                                                                     --------
              Sweden:                      4.66%
  27,200      Ericsson LM Tel Co ADR "B"(Telecommunications)*        114,784
                                                                    ---------


               Total Investments:
               (Cost:  $8,188,247)**                96.99%       2,387,706
               Other assets, net                     3.01%          74,214
                                                  ---------    -----------
               Net Assets                          100.00%      $2,461,920
                                                  =========    ===========
*  Non-income producing
** Cost for Federal income tax purposes is $8,188,247 and net unrealized depreciation consists of:

                  Gross unrealized appreciation          $38,460
                  Gross unrealized depreciation       (5,839,001)
                                                     -------------
                  Net unrealized depreciation        $(5,800,541)
                                                     =============


ADR--Security represented is held by the custodian bank in the form of American Depositary Receipts.

See Notes to Financial Statements

GLOBAL e FUND
STATEMENT OF ASSETS AND LIABILITIES

February 28, 2002 (Unaudited)

ASSETS
Investments at value (identified cost of $8,188,247)
 (Notes 1 & 3)                                                      $2,387,706
Cash & equivalents                                                      23,104
Receivables:
         Dividends                                      $1,731
         Investments sold                              113,523
                                                    -----------
                                                                       115,254
Due from investment advisor                                             50,766
Other assets                                                                42
                                                                   -----------
         TOTAL ASSETS                                                2,576,872
                                                                   -----------

LIABILITIES

Accrued expenses                                                       54,952
Accrued estimated closing costs                                        60,000
                                                                   -----------
         TOTAL LIABILITIES                                            114,952
                                                                   -----------

NET ASSETS                                                         $2,461,920
                                                                   ===========

Class A Shares
         NET ASSETS                                                $2,210,842
                                                                   ===========
         NET ASSET VALUE AND REDEMPTION
          PRICE PER SHARE ($2,210,842/
          1,123,106 shares outstanding)                                $1.97
                                                                     ========
         MAXIMUM OFFERING PRICE PER SHARE ($1.97 x 100 / 94.50)        $2.08
                                                                     ========
Class B Shares

         NET ASSETS                                                  $251,078
                                                                    =========
         NET ASSET VALUE, OFFERING AND REDEMPTION
            PRICE PER SHARE ($251,078 / 128,125 shares
             outstanding)                                              $1.96
                                                                    =========
         At February 28, 2002, there were 50,000,000 shares
          of $.01 par value stock authorized and components
          of net assets are:
         Paid in capital                                           13,631,950
         Accumulated net investment loss                             (107,726)
         Accumulated net realized loss on investment and
       foreign currency transactions                               (5,261,539)
         Net unrealized depreciation of investments                (5,800,765)
                                                                  ------------
         Net Assets                                                $2,461,920
                                                                  ============

See Notes to Financial Statements

GLOBAL e FUND
STATEMENT OF OPERATIONS

For the Six Months ended February 28, 2002 (Unaudited)"
------------------------------------------------------------------------------

INVESTMENT INCOME
      Dividend (net of foreign tax withheld of $472 )                   $2,840
                                                                     ----------
EXPENSES
      Investment advisory fees (Note 2)                        $17,361
      12b-1 fee-- Class A (Note 2)                               6,288
      12b-1 fee--Class B (Note 2)                                1,440
      Custodian and accounting fees (Note 3)                    39,338
      Transfer agent fees (Note 2)                              15,252
      Recordkeeping and administrative services
         (Note 2)                                               14,725
      Legal and audit fees                                      30,135
      Shareholder servicing and reports (Note 2)                 6,012
      Registration fees                                         12,566
      Miscellaneous                                              9,754
                                                              ---------
        Total expenses                                                 152,871
      Management fee waiver and expense reimbursements                (101,697)
      Custody credits (Note 3)                                            (608)
                                                                     ----------
        Net operating expenses                                          50,566
      Reserved estimated closing costs                                  60,000
                                                                     ----------
        Net expenses                                                   110,566
                                                                     ----------
      Net investment loss                                             (107,726)
                                                                     ----------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND
   FOREIGN CURRENCIES
   Net realized loss on investments                                 (4,117,572)
   Net realized loss on foreign currency conversions                         6
   Net change in unrealized depreciation on investments
     and foreign currencies                                          3,908,542
   Net loss on investments                                            (209,024)
                                                                    -----------
   Net decrease in net assets resulting from operations              ($316,750)
                                                                    ===========


See Notes to Financial Statements

GLOBAL e FUND

STATEMENT OF CHANGES IN NET ASSETS
                                            Six months ended
                                            February 28, 2002    Year ended
                                             (Unaudited)      August 31, 2001**
OPERATIONS
 Net investment loss                            $(107,726)       $(226,402)
 Net realized loss on
    investments and foreign
    currency transactions                      (4,117,566)      (1,050,709)
 Change in net unrealized
    depreciation of investments
    and currencies                              3,908,542      (8,377,196)
 Net decrease in net assets
    resulting from operations                    (316,750)     (9,654,307)

DISTRIBUTION TO SHAREHOLDERS FROM:
 Net investment income
 Capital gains

CAPITAL SHARE TRANSACTIONS
 Net increase (decrease) in net assets
  resulting from capital share
  transactions*
  Class A shares                                (289,256)      (1,159,946)
  Class B shares                                 (21,002)         991,608
  Net increase (decrease) in
    net assets                                  (627,008)      (9,822,645)
  Net assets at beginning of
    period                                     3,088,928       12,911,573
NET ASSETS at end of period                   $2,461,920       $3,088,928


* A summary of capital share transactions follows:

Class A shares

                                Six Months ended
                                February 28, 2002         Year ended
                                  (Unaudited)           August 31, 2001**
                             -----------------------  -----------------------
                             Shares         Value     Shares           Value
                             ----------  ----------  -----------  ------------
Shares sold                  $  5,888      13,628     276,641      $ 1,507,034
Shares redeemed              (142,989)   (302,884)   (607,584)      (2,666,980)
                             ----------  ----------  -----------  ------------
Net increase (decrease)      (137,101)   (289,256)   (330,943)      (1,159,946)
                             ==========  ==========  ===========  =============


Class B shares

                                Six Months ended
                                February 28, 2002         Year ended
                                  (Unaudited)           August 31, 2001**
                             ---------------------   -------------------------
                             Shares         Value     Shares           Value
                             ---------  ----------   -----------  ------------
Shares sold                  $     -           -       177,093     $1,109,137
Shares redeemed                 (9,203)  (21,002)      (39,765)      (117,529)
                             ---------  ----------   -----------  -------------
Net increase (decrease)         (9,203)  (21,002)      137,328        991,608
                             =========  ==========   ===========  =============

Global e Fund

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
-------------------------------------------------------------------------------

                             Class A Shares                           Class B Shares
               Six months ended                                 Six months ended
               February 28, 2002  Year ended  Period ended  February 28,2002  Period ended
               (Unaudited)    August 31, 2001 August 31, 2000*(Unaudited)   August 31, 2001*
Per Share Operating
 Performance
Net asset value,
 beginning of period  $2.21       $8.11            $9.45          $2.21          $7.60
Income from investment
 operations-
Net investment loss   (0.09)      (0.16)           (0.08)         (0.09)         (0.16)
Net realized and
 unrealized loss on
 investments         $(0.15)      (5.74)           (1.26)         (0.16)         (5.23)
Total from investment
 operations           (0.24)      (5.90)           (1.34)         (0.25)         (5.39)
Net asset value,
 end of period        $1.97       $2.21            $8.11          $1.96          $2.21
Total Return         (10.86%)    (72.75%)         (14.18%)       (11.31%)       (70.92%)
Ratios/Supplemental Data
Net assets, end of
 period (000's)      $2,211       $2,786          $12,912          $251          $303
Ratio to average net
 assets (A)
Expenses  (B)          4.71%**     4.51%            3.73%**        5.21%**        5.01%**
Expense ratio -
 net (C)               3.56%**     3.49%            3.49%**        4.06%**        3.99%**
Net investment loss
                      (7.59%)**   (3.27%)          (3.39%)**      (7.24%)**      (3.77%)**
Portfolio turnover
 rate                  2.77%       2.03%            6.23%          2.77%          2.03%


* Commencement of operations May 4, 2000 for Class A shares and September 12, 2000 for Class B shares.
** Annualized

(A) Management fee waivers reduced the expense ratios and increased the net investment income ratio by 7.26% for the six months ended February 28, 2002; 0.31% for the year ended August 31, 2001;and .25% for the period ended August 31, 2000.
(B) Expense ratio has been increased to include custodial fees which were offset by custodian fee credits and before management fee waivers.
(C) Expense ratio - net reflects the effect of the management fee waivers and custodian fee credits the fund received.

See Notes to Financial Statements

GLOBAL e FUND
NOTES TO THE FINANCIAL STATEMENTS

FEBRUARY 28, 2002 (Unaudited)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

     The Global e Fund (the"Fund") is a series of The World Funds, Inc. ("TWF") which is registered under The Investment Company Act of 1940, as amended, as a non-diversified open-end management company. The Fund was established in May, 2000 as a series of TWF which has allocated to the Fund 50,000,000 of its 750,000,000 shares of $.01 par value common stock.

     The objective of the Fund is to achieve capital appreciation by investing in a non-diversified portfolio consisting of equity securities, securities convertible into common stock and warrants of companies principally engaged in Internet and Internet-related businesses.

     The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

     A. Security Valuation. Investments traded on stock exchanges are valued at the last quoted sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Fund's Board of Directors. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith by or under the direction of the Fund's officers in a manner specifically authorized by the Board of Directors of the Fund. Temporary investments in U.S. dollar denominated short-term investments are valued at amortized cost, which approximates market. Portfolio securities which are primarily traded on foreign exchanges are generally valued at the closing price on the exchange on which they are traded, and those values are then translated into U.S. dollars at the current exchange rate.

     B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund has a capital loss carryforward of $94,554 available to offset future capital gains, if any, which expires in 2009.

     C. Security Transactions and Dividends. Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a first-in, first-out basis. Dividends are recorded on the ex-dividend date.

     D. Currency Translation. The market values of foreign securities, currency holdings, other assets and liabilities initially expressed in foreign currencies are recorded in the financial statements after translation to U.S. dollars based on the exchange rates at the end of the period. The cost of such holdings is determined using historical exchange rates. Income and expenses are translated at approximate rates prevailing when accrued or incurred. The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

     E. Use of Estimates. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2-INVESTMENT MANAGEMENT AND DISTRIBUTION AGREEMENTS AND OTHER

     Pursuant to an Investment Advisory Agreement, the Advisor, Global Assets Advisors, Inc.("GAA") provides investment services for an annual fee of 1.25% on the first $500 million of average daily net assets; 1.00% on average daily net assets in excess of $500 million and not more than $1 billion; and 0.75% on average daily net assets of the Fund over $1 billion. Pursuant to the agreement, the Advisor has agreed to waive or limit its fees and to assume other expenses for the first three years following commencement of operations so that the ratio of total annual operating expenses for the Fund are limited to 3.49% for the Class A shares and 3.99% for the Class B shares. For the six months ended February 28, 2002, the Advisor waived fees of $21,079.

     The Advisor will be entitled to reimbursement of fees waived or remitted by the Advisor to the Fund. The total amount of reimbursement recoverable by the Advisor is the sum of all fees previously waived or remitted by the Advisor to the Fund during any of the previous five (5) years, less any reimbursement previously paid by the Fund to the Advisor with respect to any waivers, reductions and payments made with respect to the Fund. The total amount of recoverable reimbursements as of February 28, 2002 was $55,261.

     The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, whereby the Fund may finance activities which are primarily intended to result in the sale of the Fund's shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents who enter into agreements with the Fund . The Fund may incur such distribution expenses at the rate of .50% per annum on the Fund's average net assets for Class A shares and up to 1.00% for its Class B shares. For the six months ended February 28, 2002 there were $6,288 and $1,440 of distribution expenses incurred for Class A shares and Class B shares, respectively.

     As provided in the Administrative Agreement, the Fund reimbursed Commonwealth Shareholder Services, Inc. ("CSS"), its administrative agent,
$15,303 for providing shareholder services, recordkeeping, administrative services and blue-sky filings. The Fund compensates CSS for blue-sky and certain shareholder servicing on an hourly rate basis. For other administrative services, CSS receives 0.20% of average daily net assets.

     Fund Services, Inc. ("FSI") is the Fund's Transfer and Dividend Disbursing Agent. FSI received $14,835 for its services for the six months ending February 28, 2002.

     Certain officers and/or directors of the Fund are also officers and/or directors of GAA, CSS, FDCC and FSI.

NOTE 3-INVESTMENTS/CUSTODY

     Purchases and sales of securities other than short-term notes aggregated $76,300, and $507,392, respectively.

         The custodian has provided credits in the amount of $608 against custodian and accounting charges based on credits on cash balances of the Fund.


NOTE 4-DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

     Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, net operating losses and post-October capital and currency losses.

         As of February 28, 2002, the components of distributable earnings on a tax basis were as follows:

         Capital loss carryforward    $  (94,554)
         Unrealized depreciation      (5,800,765)
                                      -----------
                                      (5,895,319)

Investment Adviser:
        Global Assets Advisors, Inc.
        250 Park Avenue South, Suite 200
        Winter Park, Florida 32789

Distributor:
        First Dominion Capital Corp.
        1500 forest Avenue, Suite 223
        Richmond, Virfinia 23229

Independent Auditors:
        Tait, Weller and Baker
        Eight Penn center Plaza, Suite 800
        Philadelphia, Pennsylvania 19103

Transfer Agent:
For account information, wire purchase or redemptions, call or write to Third Millennium Russia Fund's Transfer Agent:
        Fund Services, Inc.
        Post Office Box 26305
        Richmond, Virginia 23260
        (800) 628-4077 Toll Free

More Informationn:

For 24 hours, 7 days a week price information, and for information on any series of The World Funds, Inc., investmennt plans, and other shareholder services, call Commonwealthe Shareholder Services, Inc. at (800) 527-9525 Toll Free.